UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company 200 Clarendon Street, Boston, MA 02116
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2013

Date of reporting period: May 31, 2013

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® MSCI ALL PERU CAPPED ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.35%

AGRICULTURE — 0.99%
Casa Grande SAA	831,089	$2,669,346

		2,669,346
BANKS — 25.78%
BBVA Banco Continental SA	2,862,752	6,846,281
Credicorp Ltd.	455,533	62,690,452

		69,536,733
BUILDING MATERIALS — 6.68%
Cementos Pacasmayo SAA	3,606,530	9,179,778
Union Andina de Cementos SAA	6,442,674	8,848,206

		18,027,984
DIVERSIFIED FINANCIAL SERVICES — 4.18%
Intergroup Financial Services Corp.	338,245	11,270,323

		11,270,323
ELECTRIC — 6.58%
Edegel SA	7,184,612	6,709,672
Empresa de Distribucion Electrica de Lima Norte SA	2,287,978	4,139,393
Luz del Sur SAA	1,959,422	6,903,366

		17,752,431
FOOD — 6.83%
Alicorp SA	3,496,739	11,884,174
Copeinca ASA	664,964	6,553,095

		18,437,269
HOLDING COMPANIES — DIVERSIFIED — 4.50%
Grana y Montero SAA	3,052,056	12,127,745

		12,127,745
IRON & STEEL — 0.70%
Corporacion Aceros Arequipa SA	10,069,512	1,880,773

		1,880,773
MACHINERY — 2.80%
Ferreycorp SAA	10,149,840	7,545,935

		7,545,935
MINING — 38.18%
Compania de Minas Buenaventura SA SP ADR	1,256,397	22,552,326

Security	Shares	Value

Compania Minera Atacocha SA Class Ba	32,131,688	$1,294,446
Compania Minera Milpo SA	7,581,519	3,609,586
Hochschild Mining PLC	2,035,398	7,825,760
Minsur SA	11,711,986	5,576,115
Rio Alto Mining Ltd.[a]	2,170,988	6,512,964
Sociedad Minera Cerro Verde SAa	260,755	6,127,742
Southern Copper Corp.	1,249,280	38,915,072
Volcan Compania Minera SAA Class B	23,627,609	10,556,925

		102,970,936
OIL & GAS — 2.13%
Maple Energy PLC[a]	3,975,555	2,703,378
Refineria la Pampilla SA	15,678,985	3,043,348

		5,746,726

TOTAL COMMON STOCKS
(Cost: $382,309,078)		267,966,201

SHORT-TERM INVESTMENTS — 0.52%

MONEY MARKET FUNDS — 0.52%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	1,385,517	1,385,517

		1,385,517

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,385,517)		1,385,517

TOTAL INVESTMENTS IN SECURITIES — 99.87%
(Cost: $383,694,595)		269,351,718
Other Assets, Less Liabilities — 0.13%		359,426

NET ASSETS — 100.00%		$269,711,144

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

1

Schedule of Investments  (Unaudited)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.30%

ADVERTISING — 0.36%
STW Communications Group Ltd.	2,723	$3,890

		3,890
AGRICULTURE — 2.17%
Australian Agricultural Co. Ltd.[a]	1,781	1,912
GrainCorp Ltd. Class A	1,749	21,296

		23,208
AIRLINES — 0.42%
Virgin Australia Holdings Ltd.[a]	10,000	4,506

		4,506
APPAREL — 0.74%
Billabong International Ltd.[a]	3,526	1,538
Pacific Brands Ltd.	8,701	6,382

		7,920
AUTO MANUFACTURERS — 0.13%
MaxiTRANS Industries Ltd.	1,200	1,363

		1,363
AUTO PARTS & EQUIPMENT — 0.56%
ARB Corp. Ltd.	496	5,939

		5,939
BANKS — 2.16%
Bank of Queensland Ltd.	2,738	23,100

		23,100
BIOTECHNOLOGY — 1.01%
Mesoblast Ltd.[a,b]	1,510	9,092
Starpharma Holdings Ltd.[a]	2,100	1,731

		10,823
BUILDING MATERIALS — 2.13%
Adelaide Brighton Ltd.	4,104	13,102
CSR Ltd.	4,693	9,719

		22,821
CHEMICALS — 2.03%
DuluxGroup Ltd.	3,349	14,738
Nufarm Ltd.	1,590	6,951

		21,689
COAL — 0.07%
Coalspur Mines Ltd.[a,b]	3,250	748

		748

Security	Shares	Value

COMMERCIAL SERVICES — 6.05%
Credit Corp. Group Ltd.	334	$3,135
Emeco Holdings Ltd.	5,897	2,318
Invocare Ltd.	1,013	10,450
Macquarie Atlas Roads Group	3,687	6,716
McMillan Shakespeare Ltd.	481	7,812
Mermaid Marine Australia Ltd.	1,913	6,328
Navitas Ltd.	1,753	9,446
Programmed Maintenance Services Ltd.	1,049	2,414
Qube Logistics Holdings Ltd.	4,781	7,884
Silex Systems Ltd.[a]	1,113	2,593
Skilled Group Ltd.	1,308	3,123
Thorn Group Ltd.	1,218	2,557

		64,776
COMPUTERS — 0.29%
NEXTDC Ltd.[a]	1,400	3,154

		3,154
DIVERSIFIED FINANCIAL SERVICES — 4.52%
BT Investment Management Ltd.	583	1,951
FlexiGroup Ltd.	1,549	6,698
IMF Australia Ltd.	1,000	1,985
IOOF Holdings Ltd.	1,841	14,685
Perpetual Ltd.	361	14,990
Platinum Asset Management Ltd.	1,657	8,102

		48,411
ELECTRIC — 4.32%
DUET Group	10,644	23,675
Energy World Corp. Ltd.[a,b]	7,926	2,964
Spark Infrastructure Group	11,701	19,632

		46,271
ENERGY — ALTERNATE SOURCES — 0.56%
Infigen Energy[a]	7,121	1,741
Linc Energy Ltd.[a]	2,851	4,278

		6,019
ENGINEERING & CONSTRUCTION — 6.04%
Boart Longyear Ltd.	4,276	2,829
Cardno Ltd.	1,141	5,885
Clough Ltd.	3,158	3,527
Decmil Group Ltd.	1,239	2,002

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

Downer EDI Ltd.	4,000	$14,343
Forge Group Ltd.	788	3,558
Macmahon Holdings Ltd.	9,202	1,588
Monadelphous Group Ltd.[b]	753	11,457
NRW Holdings Ltd.	2,261	2,526
RCR Tomlinson Ltd.	1,300	2,867
Transfield Services Ltd.	4,269	3,786
UGL Ltd.	1,515	10,327

		64,695
ENTERTAINMENT — 2.00%
Ainsworth Game Technology Ltd.	1,049	3,721
Aristocrat Leisure Ltd.	4,235	17,663

		21,384
ENVIRONMENTAL CONTROL — 0.83%
Transpacific Industries Group Ltd.[a]	10,377	8,855

		8,855
FOOD — 1.29%
Goodman Fielder Ltd.[a]	17,055	11,691
Tassal Group Ltd.	1,094	2,150

		13,841
FOREST PRODUCTS & PAPER — 0.00%
Gunns Ltd.[a,b,c]	15,059	—

		—
GAS — 0.75%
Envestra Ltd.	8,204	8,023

		8,023
HEALTH CARE — SERVICES — 1.99%
Primary Health Care Ltd.	4,343	21,277

		21,277
HOME BUILDERS — 0.15%
Fleetwood Corp. Ltd.	435	1,656

		1,656
HOUSEWARES — 0.54%
Breville Group Ltd.	800	5,822

		5,822
INSURANCE — 1.74%
Challenger Ltd.	4,793	18,611

		18,611
INTERNET — 3.84%
carsales.com Ltd.	1,764	15,526
iiNET Ltd.	1,209	6,503

Security	Shares	Value

Iress Ltd.	1,008	$8,099
SMS Management & Technology Ltd.	606	2,876
Webjet Ltd.	673	2,871
Wotif.com Holdings Ltd.	987	5,242

		41,117
IRON & STEEL — 4.66%
Arrium Ltd.	12,374	9,550
Atlas Iron Ltd.	7,633	5,672
BC Iron Ltd.	850	2,429
BlueScope Steel Ltd.[a]	5,082	25,677
Gindalbie Metals Ltd.[a]	7,576	872
Grange Resources Ltd.	3,233	589
Mount Gibson Iron Ltd.	6,739	3,198
Sundance Resources Ltd.[a]	21,670	1,932

		49,919
LEISURE TIME — 0.13%
Corporate Travel Management Ltd.	300	1,378

		1,378
MANUFACTURING — 3.54%
Ansell Ltd.	1,212	20,033
Bradken Ltd.	1,576	7,041
G.U.D Holdings Ltd.	704	4,725
GWA Group Ltd.	2,057	4,200
Hills Industries Ltd.	1,979	1,945

		37,944
MEDIA — 4.00%
APN News & Media Ltd.	4,882	1,334
Fairfax Media Ltd.	19,089	11,347
SAI Global Ltd.	1,894	6,991
Seven West Media Ltd.	5,866	12,373
Southern Cross Media Group Ltd.	4,945	6,779
Ten Network Holdings Ltd.[a]	14,501	4,032

		42,856
METAL FABRICATE & HARDWARE — 1.48%
Austin Engineering Ltd.	403	1,673
Sims Metal Management Ltd.	1,520	14,136

		15,809
MINING — 12.77%
Aquarius Platinum Ltd.[a]	3,900	2,430
Aquila Resources Ltd.[a]	1,681	3,513
Ausdrill Ltd.	2,436	3,001
Ausenco Ltd.	805	1,690

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

Beadell Resources Ltd.[a]	6,432	$4,440
Cudeco Ltd.[a]	1,210	4,374
Discovery Metals Ltd.[a]	3,471	632
Energy Resources of Australia Ltd.[a]	1,693	1,915
Evolution Mining Ltd.[a]	4,327	3,340
Independence Group NL	1,897	5,875
Indophil Resources NLa	6,683	1,922
Kingsgate Consolidated Ltd.	1,227	1,918
Lynas Corp. Ltd.[a,b]	16,960	9,106
MACA Ltd.	820	1,494
Medusa Mining Ltd.	1,451	3,520
Metals X Ltd.[a]	7,494	898
Mineral Deposits Ltd.[a]	703	1,854
Mineral Resources Ltd.	1,230	10,696
Mirabela Nickel Ltd.[a]	6,048	957
Northern Star Resources Ltd.	3,338	2,624
OM Holdings Ltd.[a]	2,355	869
OZ Minerals Ltd.	2,850	11,066
Paladin Energy Ltd.[a]	7,437	7,308
PanAust Ltd.	4,621	10,589
Papillon Resources Ltd.[a]	2,302	1,688
Perseus Mining Ltd.[a]	3,659	3,754
Regis Resources Ltd.[a]	2,997	11,666
Resolute Mining Ltd.	5,749	4,327
Sandfire Resources NLa	920	5,627
Silver Lake Resources Ltd.[a,b]	3,073	2,386
St Barbara Ltd.[a]	4,498	2,911
Syrah Resources Ltd.[a]	750	1,445
Tiger Resources Ltd.[a]	4,702	1,037
Western Areas NL	1,310	3,843
Western Desert Resources Ltd.[a]	2,994	2,024

		136,739
OIL & GAS — 5.69%
Aurora Oil and Gas Ltd.[a]	3,737	11,214
AWE Ltd.[a]	5,275	6,650
Beach Energy Ltd.	12,091	14,085
Buru Energy Ltd.[a]	1,823	2,674
Drillsearch Energy Ltd.[a]	3,200	3,497
Horizon Oil Ltd.[a]	8,980	3,229
Karoon Gas Australia Ltd.[a]	1,682	9,160
Maverick Drilling & Exploration Ltd.[a]	1,650	649
Red Fork Energy Ltd.[a]	3,461	1,825
Roc Oil Co. Ltd.[a,b]	6,664	2,779
Senex Energy Ltd.[a]	8,836	5,168

		60,930

Security	Shares	Value

OIL & GAS SERVICES — 0.16%
Imdex Ltd.	2,052	$1,672

		1,672
PHARMACEUTICALS — 1.68%
Acrux Ltd.	1,322	4,829
Sigma Pharmaceuticals Ltd.	11,011	8,445
Sirtex Medical Ltd.	430	4,741

		18,015
REAL ESTATE — 0.22%
FKP Property Group	1,762	2,382

		2,382
REAL ESTATE INVESTMENT TRUSTS — 9.41%
Abacus Property Group	2,349	5,315
Ardent Leisure Group	3,463	5,594
Aspen Group Ltd.	10,546	2,022
Astro Japan Property Trust	546	1,848
Australand Property Group	2,181	7,277
BWP Trust	3,887	9,317
Challenger Diversified Property Group	1,166	3,007
Charter Hall Group	2,015	7,940
Charter Hall Retail REIT	2,697	10,627
Commonwealth Property Office Fund	21,153	22,309
Investa Office Fund	5,522	16,889
Shopping Centres Australasia Property Group[a]	5,300	8,562

		100,707
RETAIL — 6.42%
Automotive Holdings Group	1,583	5,600
Cash Converters International Ltd.	2,893	3,106
David Jones Ltd.	4,621	11,165
JB Hi-Fi Ltd.[b]	914	13,215
Myer Holdings Ltd.	5,187	12,184
OrotonGroup Ltd.	172	1,163
Premier Investments Ltd.	797	5,295
Reject Shop Ltd. (The)	219	3,462
Super Retail Group Ltd.	1,285	13,589

		68,779
SOFTWARE — 0.30%
UXC Ltd.	3,288	3,184

		3,184
TELECOMMUNICATIONS — 1.66%
Amcom Telecommunications Ltd.	1,369	2,231
M2 Telecommunications Group Ltd.	1,359	7,062
TPG Telecom Ltd.	2,562	8,499

		17,792

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

TRANSPORTATION — 0.49%
Cabcharge Australia Ltd.	1,013	$3,885
Miclyn Express Offshore Ltd.[b]	790	1,390

		5,275

TOTAL COMMON STOCKS
(Cost: $1,190,638)		1,063,300

PREFERRED STOCKS — 0.27%

FOREST PRODUCTS & PAPER — 0.00%
Gunns Ltd.[a,c]	22	—

		—
REAL ESTATE INVESTMENT TRUSTS — 0.27%
Multiplex SITES Trust[a]	35	2,863

		2,863

TOTAL PREFERRED STOCKS
(Cost: $3,626)		2,863

SHORT-TERM INVESTMENTS — 3.61%

MONEY MARKET FUNDS — 3.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	35,643	35,643
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[d,e,f]	2,600	2,600
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	404	404

		38,647

TOTAL SHORT-TERM INVESTMENTS
(Cost: $38,647)		38,647

TOTAL INVESTMENTS IN SECURITIES — 103.18%
(Cost: $1,232,911)		1,104,810
Other Assets, Less Liabilities — (3.18)%		(34,050)

NET ASSETS — 100.00%		$1,070,760

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

5

Schedule of Investments  (Unaudited)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 86.91%

AGRICULTURE — 2.51%
BrasilAgro — Companhia Brasileira Propriedades Agricolas[a]	43,000	$217,364
SLC Agricola SA	68,800	614,266
Tereos Internacional SA	331,100	526,332

		1,357,962
AUTO PARTS & EQUIPMENT — 4.17%
Autometal SA	43,000	415,371
Iochpe-Maxion SA	94,600	1,153,361
MAHLE Metal Leve SA	55,900	687,561

		2,256,293
BUILDING MATERIALS — 2.44%
Eternit SA	107,500	499,050
Magnesita Refratarios SA	249,400	824,492

		1,323,542
CHEMICALS — 0.22%
Fertilizantes Heringer SAa	25,805	121,973

		121,973
COAL — 0.23%
CCX Carvao da Colombia SAa	68,800	127,434

		127,434
COMMERCIAL SERVICES — 15.24%
Abril Educacao SA Units	43,000	856,955
Companhia de Locacao das Americas	94,600	466,668
Estacio Participacoes SA	369,800	2,887,234
Mills Estruturas e Servicos de Engenharia SA	116,100	1,934,864
Santos Brasil Participacoes SA Units	64,500	925,512
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	68,810	1,177,728

		8,248,961
ELECTRIC — 5.55%
Equatorial Energia SA	223,640	2,199,119
Light SA	98,900	805,558

		3,004,677
ENERGY — ALTERNATE SOURCES — 0.80%
Vanguarda Agro SAa	248,452	431,067

		431,067

Security	Shares	Value

ENTERTAINMENT — 0.42%
T4F Entretenimento SA	55,900	$229,362

		229,362
FOOD — 5.13%
Marfrig Alimentos SAa	331,100	1,176,872
Minerva SAa	124,700	616,907
Sao Martinho SA	73,100	983,784

		2,777,563
HEALTH CARE — SERVICES — 4.07%
Diagnosticos da America SA	283,800	1,477,189
Fleury SA	77,400	726,618

		2,203,807
HOLDING COMPANIES — DIVERSIFIED — 0.67%
TPI — Triunfo Participacoes e Investimentos SA	64,500	362,946

		362,946
HOME BUILDERS — 4.86%
Brookfield Incorporacoes SA	481,689	381,728
Even Construtora e Incorporadora SA	249,400	970,679
Rossi Residencial SA	395,674	640,114
Tecnisa SA	146,200	641,688

		2,634,209
HOME FURNISHINGS — 0.64%
UNICASA Industria de Moveis SA	94,600	346,008

		346,008
HOUSEHOLD PRODUCTS & WARES — 0.77%
Technos SA	43,000	416,379

		416,379
INSURANCE — 1.88%
Brasil Insurance Participacoes e Administracao SA	81,700	826,367
Tempo Participacoes SA	124,700	191,797

		1,018,164
INTERNET — 0.78%
B2W Companhia Global do Varejo[a]	90,300	421,319

		421,319
IRON & STEEL — 0.39%
MMX Mineracao e Metalicos SAa	266,600	210,025

		210,025

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

MACHINERY — 0.22%
Industrias Romi SAa	43,000	$117,352

		117,352
MANUFACTURING — 0.26%
Companhia Providencia Industria e Comercio SA	34,400	139,694

		139,694
MINING — 1.14%
Paranapanema SAa	227,900	619,831

		619,831
OIL & GAS — 2.01%
HRT Participacoes em Petroleo SAa	399,900	433,176
QGEP Participacoes SA	111,800	655,318

		1,088,494
PHARMACEUTICALS — 2.07%
Brazil Pharma SA	163,400	946,280
Profarma Distribuidora de Produtos Farmaceuticos SA	21,500	172,399

		1,118,679
REAL ESTATE — 20.08%
Aliansce Shopping Centers SA	124,700	1,263,636
Brasil Brokers Participacoes SA	163,400	505,704
Direcional Engenharia SA	98,900	765,211
EZ TEC Empreendimentos e Participacoes SA	73,100	1,011,550
Gafisa SAa	614,900	1,098,576
General Shopping Brasil SAa	34,400	169,375
Helbor Empreendimentos SA	181,030	837,854
Iguatemi Empresa de Shopping Centers SA	77,400	900,831
JHSF Participacoes SA	124,700	396,458
LPS Brasil — Consultoria de Imoveis SA	86,000	754,121
PDG Realty SA Empreendimentos e Participacoes	1,698,500	1,839,833
Rodobens Negocios Imobiliarios SA	34,400	251,642
Sao Carlos Empreendimentos e Participacoes SA	25,800	562,566
Sonae Sierra Brasil SA	38,700	514,113

		10,871,470

Security	Shares	Value

RETAIL — 5.49%
Arezzo Industria e Comercio SA	64,500	$1,134,508
International Meal Co. Holdings SA	73,100	901,517
Magazine Luiza SA	81,700	312,234
Positivo Informatica SA	38,700	85,293
Restoque Comercio e Confeccoes de Roupas SA	133,300	539,438

		2,972,990
SHIPBUILDING — 0.25%
OSX Brasil SAa	103,200	133,080

		133,080
SOFTWARE — 0.99%
Linx SA	30,100	536,353

		536,353
TRANSPORTATION — 3.63%
Julio Simoes Logistica SA	107,500	819,148
LLX Logistica SAa	494,500	394,199
Log-in Logistica Intermodal SAa	64,500	314,251
Tegma Gestao Logistica SA	34,400	435,535

		1,963,133

TOTAL COMMON STOCKS
(Cost: $46,262,428)		47,052,767

PREFERRED STOCKS — 12.60%

AIRLINES — 1.08%
GOL Linhas Aereas Inteligentes SA	133,300	581,943

		581,943
AUTO PARTS & EQUIPMENT — 1.78%
Randon Implementos e Participacoes SA	159,100	966,141

		966,141
BANKS — 3.84%
Banco ABC Brasil SA	77,172	535,216
Banco Daycoval SA	94,600	448,036
Banco Industrial e Comercial SA	98,945	245,907
Banco Panamericano SA	189,276	573,362
Banco Pine SA	43,003	278,076

		2,080,597

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

BUILDING MATERIALS — 0.37%
Eucatex SA Industria e Comercio	60,200	$197,604

		197,604
CHEMICALS — 0.30%
Unipar Participacoes SA Class B	692,311	162,320

		162,320
COMMERCIAL SERVICES — 0.94%
Contax Participacoes SA	240,800	510,382

		510,382
ELECTRIC — 2.60%
Centrais Eletricas Santa Catarina SA	25,800	266,160
Companhia Energetica do Ceara Class A	32,300	667,947
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	133,300	474,431

		1,408,538
IRON & STEEL — 0.72%
Companhia de Ferro Ligas da Bahia — Ferbasa	60,210	389,627

		389,627
MANUFACTURING — 0.20%
Forjas Taurus SA	90,318	108,845

		108,845
MEDIA — 0.77%
Saraiva Livreiros Editores SA	25,800	416,178

		416,178

TOTAL PREFERRED STOCKS
(Cost: $7,114,010)		6,822,175

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	12,086	12,086

		12,086

Value

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,086)	$12,086

TOTAL INVESTMENTS IN SECURITIES — 99.53%
(Cost: $53,388,524)	53,887,028
Other Assets, Less Liabilities — 0.47%	254,990

NET ASSETS — 100.00%	$54,142,018

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

8

Schedule of Investments  (Unaudited)

iSHARES® MSCI CANADA SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.40%

ADVERTISING — 1.20%
Aimia Inc.	1,862	$26,753

		26,753
AUTO PARTS & EQUIPMENT — 1.36%
Linamar Corp.	528	14,856
Westport Innovations Inc.[a,b]	508	15,468

		30,324
BANKS — 2.45%
Canadian Western Bank	854	23,466
Home Capital Group Inc.[b]	352	18,071
Laurentian Bank of Canada	304	12,986

		54,523
BEVERAGES — 0.38%
Cott Corp.	1,038	8,527

		8,527
BUILDING MATERIALS — 0.43%
Norbord Inc.	288	9,452

		9,452
CHEMICALS — 2.62%
Canexus Corp.	1,462	12,929
Methanex Corp.	1,020	45,269

		58,198
COAL — 0.06%
SouthGobi Resources Ltd.[a]	878	1,376

		1,376
COMMERCIAL SERVICES — 5.59%
Black Diamond Group Ltd.	403	9,284
Davis & Henderson Corp.	640	14,539
DirectCash Payments Inc.	134	3,296
EnerCare Inc.	635	5,732
FirstService Corp.[a]	297	9,483
MacDonald Dettwiler & Associates Ltd.	380	25,637
Morneau Shepell Inc.	496	6,747
Ritchie Bros. Auctioneers Inc.	978	20,250
Stantec Inc.	500	21,281
Transcontinental Inc. Class A	680	8,106

		124,355
COMPUTERS — 0.13%
Sandvine Corp.[a]	1,508	2,976

		2,976

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 2.87%
AGF Management Ltd. Class B	756	$8,331
Alaris Royalty Corp.	228	7,240
Canaccord Financial Inc.	952	5,766
Dundee Corp. Class Aa	446	10,145
Element Financial Corp.[a]	1,324	14,079
Gluskin Sheff + Associates Inc.	179	3,232
GMP Capital Inc.	552	3,306
Sprott Inc.	648	2,069
TMX Group Ltd.	204	9,693

		63,861
ELECTRIC — 2.39%
Algonquin Power & Utilities Corp.	1,734	12,969
Atlantic Power Corp.	1,300	6,151
Boralex Inc. Class Aa	222	2,341
Capital Power Corp.	763	15,872
Northland Power Inc.	887	15,911

		53,244
ELECTRONICS — 0.99%
Avigilon Corp.[a]	330	5,616
Celestica Inc.[a]	1,774	16,409

		22,025
ENERGY — ALTERNATE SOURCES — 0.84%
Capstone Infrastructure Corp.	797	3,169
Innergex Renewable Energy Inc.	1,018	9,830
Uranium Participation Corp.[a]	1,165	5,715

		18,714
ENGINEERING & CONSTRUCTION — 0.95%
Aecon Group Inc.	611	6,585
Bird Construction Inc.	440	5,211
Genivar Inc.	389	9,387

		21,183
ENTERTAINMENT — 1.24%
Cineplex Inc.	678	22,468
Great Canadian Gaming Corp.[a]	536	5,082

		27,550
ENVIRONMENTAL CONTROL — 1.62%
Newalta Corp.	531	7,182
Progressive Waste Solutions Ltd.	1,236	28,881

		36,063

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

FOOD — 1.41%
Alliance Grain Traders Inc.	169	$2,237
Maple Leaf Foods Inc.	1,068	12,710
North West Co. Inc. (The)	527	12,824
Premium Brands Holdings Corp.	192	3,477

		31,248
FOREST PRODUCTS & PAPER — 2.24%
Canfor Corp.[a]	924	15,538
Canfor Pulp Products Inc.	391	3,215
Cascades Inc.	707	3,530
West Fraser Timber Co. Ltd.	370	27,569

		49,852
GAS — 1.33%
Enbridge Income Fund Holdings Inc.	492	12,039
Just Energy Group Inc.	1,526	10,970
Valener Inc.	412	6,458

		29,467
HEALTH CARE — SERVICES — 1.00%
CML HealthCare Inc.	983	7,238
Extendicare Inc.	933	6,436
Leisureworld Senior Care Corp.	322	3,953
Medical Facilities Corp.	312	4,604

		22,231
HOLDING COMPANIES — DIVERSIFIED — 0.69%
Exchange Income Corp.	44	1,142
Sherritt International Corp.	3,168	14,222

		15,364
HOME FURNISHINGS — 0.50%
Dorel Industries Inc. Class B	278	11,095

		11,095
INSURANCE — 0.51%
Genworth MI Canada Inc.	480	11,318

		11,318
IRON & STEEL — 1.78%
Labrador Iron Ore Royalty Corp.	692	22,697
Russel Metals Inc.	652	16,812

		39,509
MACHINERY — 2.01%
AG Growth International Inc.	135	4,632
ATS Automation Tooling Systems Inc.[a]	955	9,471
Badger Daylighting Ltd.	132	6,320
Toromont Industries Ltd.	826	18,757
Wajax Corp.	176	5,575

		44,755

Security	Shares	Value

MEDIA — 3.38%
Astral Media Inc. Class A	574	$26,991
Cogeco Cable Inc.	170	7,415
Corus Entertainment Inc. Class B	862	20,024
Quebecor Inc. Class B	462	20,683

		75,113
METAL FABRICATE & HARDWARE — 0.37%
Martinrea International Inc.[a]	852	8,153

		8,153
MINING — 19.65%
Alacer Gold Corp.	2,501	5,420
Alamos Gold Inc.	1,378	20,039
Argonaut Gold Inc.[a]	1,606	12,229
Asanko Gold Inc.[a]	806	2,012
Augusta Resource Corp.[a]	1,168	2,938
AuRico Gold Inc.	2,658	13,553
Aurizon Mines Ltd.[a]	1,794	6,665
B2Gold Corp.[a]	6,660	16,818
Banro Corp.[a,b]	2,756	3,333
Belo Sun Mining Corp.[a]	2,942	1,765
Capstone Mining Corp.[a]	3,327	7,339
Centerra Gold Inc.	1,788	6,608
China Gold International Resources Corp. Ltd.[a]	1,741	5,710
Colossus Minerals Inc.[a]	1,174	2,011
Continental Gold Ltd.[a]	1,157	4,623
Denison Mines Corp.[a]	3,601	4,634
Detour Gold Corp.[a]	1,274	13,165
Dundee Precious Metals Inc.[a]	1,094	5,367
Endeavour Mining Corp.[a]	4,458	3,968
Endeavour Silver Corp.[a]	1,086	4,886
First Majestic Silver Corp.[a]	1,265	13,720
Fortuna Silver Mines Inc.[a]	1,374	4,400
Gabriel Resources Ltd.[a]	2,414	3,247
Golden Star Resources Ltd.[a,b]	2,849	1,902
Guyana Goldfields Inc.[a]	1,343	1,949
HudBay Minerals Inc.	1,858	14,831
IAMGOLD Corp.	4,070	21,383
Imperial Metals Corp.[a]	489	5,204
Ivanplats Ltd. Class Aa	3,388	8,851
Lundin Mining Corp.[a]	5,664	23,400
MAG Silver Corp.[a]	520	3,879
Major Drilling Group International	865	5,699
Nevsun Resources Ltd.	2,174	7,888
NGEx Resources Inc.[a]	1,467	3,038
North American Palladium Ltd.[a,b]	1,703	1,829

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

Northern Dynasty Minerals Ltd.[a]	781	$1,927
Novagold Resources Inc.[a]	2,738	6,994
OceanaGold Corp.[a]	3,199	5,912
Orbite Aluminae Inc.[a,b]	1,998	1,643
Osisko Mining Corp.[a]	4,718	20,359
Pan American Silver Corp.	1,636	19,976
Premier Gold Mines Ltd.[a]	1,631	3,472
Pretium Resources Inc.[a]	820	6,744
Primero Mining Corp.[a]	854	4,677
Rainy River Resources Ltd.[a]	1,074	3,782
Romarco Minerals Inc.[a]	6,411	3,101
Rubicon Minerals Corp.[a]	3,140	5,438
Sabina Gold & Silver Corp.[a]	1,688	2,287
Sandstorm Gold Ltd.[a]	974	7,454
Seabridge Gold Inc.[a]	359	4,311
SEMAFO Inc.	2,977	5,876
Silver Standard Resources Inc.[a]	880	6,965
Silvercorp Metals Inc.	1,866	5,850
Tahoe Resources Inc.[a,b]	938	13,695
Tanzanian Royalty Exploration Corp.[a]	1,056	3,341
Taseko Mines Ltd.[a]	2,092	4,716
Thompson Creek Metals Co. Inc.[a,b]	1,642	5,688
Timmins Gold Corp.[a]	1,546	3,949
Torex Gold Resources Inc.[a]	6,586	10,833
Uranium One Inc.[a]	5,166	13,845

		437,138
OIL & GAS — 13.97%
Advantage Oil & Gas Ltd.[a]	1,835	7,989
Angle Energy Inc.[a]	834	2,598
Bankers Petroleum Ltd.[a]	2,757	7,869
Bellatrix Exploration Ltd.[a]	1,177	6,206
Birchcliff Energy Ltd.[a]	1,081	9,361
BlackPearl Resources Inc.[a]	3,200	6,595
Bonterra Energy Corp.	258	12,853
Canacol Energy Ltd.[a]	836	2,152
Cequence Energy Ltd.[a]	1,518	2,570
Crew Energy Inc.[a]	1,122	6,633
DeeThree Exploration Ltd.[a]	778	5,322
Ensign Energy Services Inc.	1,408	23,118
Freehold Royalties Ltd.	540	12,451
Ithaca Energy Inc.[a]	3,437	6,318
Kelt Exploration Ltd.[a]	485	3,454
Legacy Oil & Gas Inc. Class Aa	1,406	7,659
Lightstream Resources Ltd.	2,077	17,986

Security	Shares	Value

Long Run Exploration Ltd.[a]	1,012	$4,142
Longview Oil Corp.	190	919
Niko Resources Ltd.	727	6,281
NuVista Energy Ltd.[a]	1,282	10,171
Paramount Resources Ltd. Class Aa	584	21,754
Parex Resources Inc.[a]	1,112	4,691
Parkland Fuel Corp.	735	12,687
Petrominerales Ltd.	914	5,412
Precision Drilling Corp.	2,530	21,811
RMP Energy Inc.[a]	1,126	4,859
Secure Energy Services Inc.	1,064	13,949
Southern Pacific Resource Corp.[a]	4,335	2,139
Sprott Resource Corp.	930	3,680
Spyglass Resources Corp.	1,395	3,050
Surge Energy Inc.[a]	763	3,905
Tag Oil Ltd.[a]	595	1,802
TransGlobe Energy Corp.[a]	805	5,951
Trilogy Energy Corp.	640	20,020
Twin Butte Energy Ltd.	2,686	5,847
Whitecap Resources Inc.	1,562	16,534

		310,738
OIL & GAS SERVICES — 6.36%
Calfrac Well Services Ltd.	367	9,871
Canadian Energy Services & Technology Corp.	606	8,965
Canyon Services Group Inc.	638	7,204
Enerflex Ltd.	846	10,886
Mullen Group Ltd.	952	19,804
Pason Systems Inc.	708	12,125
Poseidon Concepts Corp.	789	5
Savanna Energy Services Corp.	934	6,497
ShawCor Ltd.	624	25,146
Total Energy Services Inc.	315	4,480
Trican Well Service Ltd.	1,608	22,606
Trinidad Drilling Ltd.	1,317	9,340
Western Energy Services Corp.	670	4,590

		141,519
PACKAGING & CONTAINERS — 0.32%
Intertape Polymer Group Inc.	580	7,211

		7,211
PHARMACEUTICALS — 0.49%
Atrium Innovations Inc.[a]	288	3,968
Paladin Labs Inc.[a]	144	7,001

		10,969

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

PIPELINES — 2.69%
Gibson Energy Inc.	1,302	$31,695
Veresen Inc.	2,142	28,144

		59,839
REAL ESTATE — 0.65%
Dream Unlimited Corp. Class A	446	5,869
Killam Properties Inc.	552	6,473
Mainstreet Equity Corp.[a]	62	2,024

		14,366
REAL ESTATE INVESTMENT TRUSTS — 7.72%
Allied Properties Real Estate Investment Trust	360	11,682
Artis Real Estate Investment Trust	652	10,283
Boardwalk Real Estate Investment Trust	248	14,637
Brookfield Office Properties Canada	138	3,801
Calloway Real Estate Investment Trust	616	16,754
Canadian Apartment Properties Real Estate Investment Trust	538	12,821
Canadian Real Estate Investment Trust	370	15,666
Chartwell Retirement Residences	914	9,613
Cominar Real Estate Investment Trust	661	14,409
Crombie Real Estate Investment Trust	282	4,213
Dundee Industrial REIT	248	2,469
Dundee International Real Estate Investment Trust	494	4,899
Dundee Real Estate Investment Trust	548	18,075
Granite Real Estate Investment Trust	250	9,257
InnVest Real Estate Investment Trust	490	2,252
InterRent Real Estate Investment Trust	300	1,849
Morguard North American Residential REIT	154	1,712
Morguard Real Estate Investment Trust	342	6,184
Northern Property Real Estate Investment Trust	170	5,050
NorthWest Healthcare Properties Real Estate Investment Trust	205	2,469
Pure Industrial Real Estate Trust	718	3,514

		171,609
RETAIL — 3.45%
AutoCanada Inc.	118	3,277
Dominion Diamond Corp.[a]	870	13,291
Hudson’s Bay Co.	258	4,204
Jean Coutu Group PJC Inc. (The) Class A	966	15,861
Liquor Stores N.A. Ltd.	234	4,132
Reitmans Canada Ltd. Class A	524	4,639
RONA Inc.	1,312	13,278
Sears Canada Inc.	277	2,425
Superior Plus Corp.	1,352	15,593

		76,700
SEMICONDUCTORS — 0.26%
Wi-Lan Inc.	1,330	5,675

		5,675

Security	Shares	Value

SOFTWARE — 1.19%
Constellation Software Inc.	180	$26,472

		26,472
STORAGE & WAREHOUSING — 0.49%
Westshore Terminals Investment Corp.	388	10,988

		10,988
TELECOMMUNICATIONS — 0.60%
EXFO Inc.[a]	286	1,287
Manitoba Telecom Services Inc.	240	8,280
Sierra Wireless Inc.[a]	330	3,768

		13,335
TRANSPORTATION — 1.22%
Horizon North Logistics Inc.	1,058	6,889
Student Transportation Inc.[b]	740	4,697
TransForce Inc.	802	15,566

		27,152

TOTAL COMMON STOCKS
(Cost: $2,491,609)		2,210,940

SHORT-TERM INVESTMENTS — 3.31%

MONEY MARKET FUNDS — 3.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	67,689	67,689
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	4,938	4,938
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,120	1,120

		73,747

TOTAL SHORT-TERM INVESTMENTS
(Cost: $73,747)		73,747

TOTAL INVESTMENTS IN SECURITIES — 102.71%
(Cost: $2,565,356)		2,284,687
Other Assets, Less Liabilities — (2.71)%		(60,388)

NET ASSETS — 100.00%		$2,224,299

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

12

Schedule of Investments  (Unaudited)

iSHARES® MSCI CHINA ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.35%

AEROSPACE & DEFENSE — 0.14%
AviChina Industry & Technology Co. Ltd. Class H	3,304,000	$1,774,834

		1,774,834
AGRICULTURE — 0.15%
China Agri-Industries Holdings Ltd.	3,850,900	1,894,991

		1,894,991
AIRLINES — 0.34%
Air China Ltd. Class H	3,300,000	2,729,170
China Southern Airlines Co. Ltd. Class H	3,306,000	1,524,640

		4,253,810
APPAREL — 0.23%
Shenzhou International Group Holdings Ltd.	825,000	2,811,002

		2,811,002
AUTO MANUFACTURERS — 2.86%
Brilliance China Automotive Holdings Ltd.[a]	4,950,000	5,700,649
BYD Co. Ltd. Class Ha,b	963,000	4,236,416
Dah Chong Hong Holdings Ltd.[b]	1,380,000	1,246,174
Dongfeng Motor Group Co. Ltd. Class H	4,950,000	7,804,916
Geely Automobile Holdings Ltd.[b]	8,250,000	4,091,630
Great Wall Motor Co. Ltd. Class H	1,787,500	8,554,339
Guangzhou Automobile Group Co. Ltd. Class H	3,852,000	4,108,641

		35,742,765
AUTO PARTS & EQUIPMENT — 0.24%
Weichai Power Co. Ltd. Class H	825,000	3,050,124

		3,050,124
BANKS — 25.96%
Agricultural Bank of China Ltd. Class H	37,950,000	17,794,868
Bank of China Ltd. Class H	133,375,000	63,227,186
Bank of Communications Co. Ltd. Class H	15,400,200	11,803,884

Security	Shares	Value

China CITIC Bank Corp. Ltd. Class H	14,300,800	$7,718,909
China Construction Bank Corp. Class H	127,875,000	103,778,598
China Merchants Bank Co. Ltd. Class H	7,012,500	14,164,477
China Minsheng Banking Corp. Ltd. Class H	9,212,500	11,285,989
Chongqing Rural Commercial Bank Co. Ltd. Class H	4,125,000	2,098,952
Industrial and Commercial Bank of China Ltd. Class H	130,625,000	92,043,947

		323,916,810
BEVERAGES — 0.36%
Tsingtao Brewery Co. Ltd. Class H	550,000	3,829,482
Yantai Changyu Pioneer Wine Co. Ltd. Class B	115,500	662,546

		4,492,028
BUILDING MATERIALS — 1.40%
Anhui Conch Cement Co. Ltd. Class H	2,200,000	7,184,263
BBMG Corp. Class H	2,062,500	1,498,493
China National Building Material Co. Ltd. Class H	4,950,000	5,279,796
China Resources Cement Holdings Ltd.[b]	3,306,000	1,746,097
China Shanshui Cement Group Ltd.	3,300,000	1,713,170

		17,421,819
CHEMICALS — 0.68%
China BlueChemical Ltd. Class H	3,306,000	2,052,728
Kingboard Chemical Holdings Co. Ltd.[b]	1,318,800	2,837,115
Sinopec Shanghai Petrochemical Co. Ltd. Class H	4,400,000	1,615,397
Yingde Gases Group Co. Ltd.[b]	1,787,500	1,934,225

		8,439,465
COAL — 2.80%
China Coal Energy Co. Class H	7,425,000	4,839,813
China Shenhua Energy Co. Ltd. Class H	6,050,000	19,834,660

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

May 31, 2013

Security	Shares	Value

Inner Mongolia Yitai Coal Co. Ltd. Class B	935,087	$4,669,824
Shougang Fushan Resources Group Ltd.	5,500,000	2,217,628
Yanzhou Coal Mining Co. Ltd. Class Hb	3,300,000	3,383,831

		34,945,756
COMMERCIAL SERVICES — 0.41%
Jiangsu Expressway Co. Ltd. Class H	2,200,000	2,678,157
Zhejiang Expressway Co. Ltd. Class H	2,760,000	2,446,128

		5,124,285
COMPUTERS — 0.91%
Lenovo Group Ltd.[b]	11,000,000	11,321,946

		11,321,946
DIVERSIFIED FINANCIAL SERVICES — 1.28%
China Everbright Ltd.[b]	1,652,000	2,672,891
CITIC Securities Co. Ltd. Class H	1,925,000	4,215,618
COSCO Pacific Ltd.[b]	2,750,000	4,038,492
Far East Horizon Ltd.[b]	2,475,000	1,683,413
Haitong Securities Co. Ltd. Class Ha	2,200,000	3,321,482

		15,931,896
ELECTRIC — 1.37%
China Resources Power Holdings Co. Ltd.	3,252,000	8,566,935
Datang International Power Generation Co. Ltd. Class H	5,500,000	2,267,223
Huaneng Power International Inc. Class H	6,050,000	6,219,276

		17,053,434
ELECTRICAL COMPONENTS & EQUIPMENT — 0.21%
Zhuzhou CSR Times Electric Co. Ltd. Class H	826,000	2,596,280

		2,596,280
ENERGY — ALTERNATE SOURCES — 0.65%
China Longyuan Power Group Corp. Ltd. Class H	4,950,000	4,941,838
GCL-Poly Energy Holdings Ltd.[b]	13,475,000	3,159,234

		8,101,072

Security	Shares	Value

ENGINEERING & CONSTRUCTION — 1.79%
Beijing Capital International Airport Co. Ltd. Class H	3,306,000	$2,257,150
China Communications Construction Co. Ltd. Class H	7,975,000	7,499,549
China Railway Construction Corp. Ltd. Class H	3,575,000	3,555,289
China Railway Group Ltd. Class H	7,150,000	3,730,291
China State Construction International Holdings Ltd.	3,300,000	5,313,804

		22,356,083
ENVIRONMENTAL CONTROL — 0.25%
China Everbright International Ltd.	3,850,000	3,114,598

		3,114,598
FOOD — 2.71%
China Mengniu Dairy Co. Ltd.[b]	2,200,000	7,666,048
Tingyi (Cayman Islands) Holding Corp.[b]	3,300,000	8,493,585
Uni-President China Holdings Ltd.[b]	1,926,000	2,138,677
Want Want China Holdings Ltd.[b]	10,450,000	15,453,960

		33,752,270
FOREST PRODUCTS & PAPER — 0.35%
Lee & Man Paper Manufacturing Ltd.[b]	3,025,000	2,038,021
Nine Dragons Paper (Holdings) Ltd.[b]	3,025,000	2,326,383

		4,364,404
GAS — 1.52%
Beijing Enterprises Holdings Ltd.[b]	962,500	7,879,486
China Resources Gas Group Ltd.[b]	1,626,000	4,252,048
ENN Energy Holdings Ltd.[b]	1,220,000	6,875,741

		19,007,275
HEALTH CARE — PRODUCTS — 1.55%
Hengan International Group Co. Ltd.[b]	1,375,000	15,250,618
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	3,304,000	4,132,767

		19,383,385

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

May 31, 2013

Security	Shares	Value

HOLDING COMPANIES — DIVERSIFIED — 0.59%
China Merchants Holdings (International) Co. Ltd.	2,200,000	$7,311,795

		7,311,795
HOME FURNISHINGS — 0.20%
Haier Electronics Group Co. Ltd.[a,b]	1,375,000	2,444,350

		2,444,350
INSURANCE — 7.21%
China Life Insurance Co. Ltd. Class H	13,200,000	34,093,368
China Pacific Insurance (Group) Co. Ltd. Class H	4,675,000	15,808,568
China Taiping Insurance Holdings Co. Ltd.[a]	1,485,000	2,639,898
New China Life Insurance Co. Ltd. Class H	1,017,500	3,499,672
People’s Insurance Co. Group of China Ltd. Class Ha,b	7,150,000	3,555,289
PICC Property and Casualty Co. Ltd. Class H	4,951,200	5,848,728
Ping An Insurance (Group) Co. of China Ltd. Class H	3,300,000	24,571,031

		90,016,554
INTERNET — 5.77%
Tencent Holdings Ltd.	1,815,000	71,965,914

		71,965,914
IRON & STEEL — 0.23%
CITIC Pacific Ltd.[b]	2,475,000	2,930,032

		2,930,032
MACHINERY — 0.52%
CSR Corp Ltd. Class H	3,300,000	2,389,086
Shanghai Electric Group Co. Ltd. Class H	4,878,000	1,816,023
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	2,420,160	2,335,111

		6,540,220
MANUFACTURING — 0.32%
China International Marine Containers (Group) Co. Ltd. Class Ha	880,000	1,532,643
Fosun International Ltd.	2,887,500	2,428,940

		3,961,583

Security	Shares	Value

MINING — 0.98%
Aluminum Corp. of China Ltd. Class Ha,b	7,150,000	$2,910,548
Jiangxi Copper Co. Ltd. Class H	2,475,000	4,814,307
Zhaojin Mining Industry Co. Ltd. Class H	1,512,500	1,500,264
Zijin Mining Group Co. Ltd. Class Hb	11,000,000	3,060,751

		12,285,870
OIL & GAS — 11.68%
China Petroleum & Chemical Corp. Class H	34,650,000	35,798,037
CNOOC Ltd.	31,625,000	55,894,136
Kunlun Energy Co. Ltd.[b]	5,500,000	10,556,758
PetroChina Co. Ltd. Class H	37,400,000	43,553,357

		145,802,288
OIL & GAS SERVICES — 0.47%
China Oilfield Services Ltd. Class H	2,750,000	5,816,844

		5,816,844
PHARMACEUTICALS — 0.80%
Sihuan Pharmaceutical Holdings Group Ltd.[b]	3,575,000	2,182,911
Sino Biopharmaceutical Ltd.	4,400,000	3,083,423
Sinopharm Group Co. Ltd. Class H	1,760,000	4,761,169

		10,027,503
PIPELINES — 0.35%
China Gas Holdings Ltd.[b]	4,400,000	4,404,081

		4,404,081
REAL ESTATE — 6.74%
Agile Property Holdings Ltd.	2,200,000	2,663,987
China Overseas Grand Oceans Group Ltd.	1,100,000	1,609,729
China Overseas Land & Investment Ltd.	7,150,000	21,322,525
China Resources Land Ltd.	3,850,000	11,828,528
China Vanke Co. Ltd. Class B	2,255,031	4,531,675
Country Garden Holdings Co. Ltd.[b]	7,975,870	4,582,416
Evergrande Real Estate Group Ltd.[b]	11,550,000	4,642,139
Franshion Properties (China) Ltd.[b]	6,050,000	2,228,964
Greentown China Holdings Ltd.[a]	1,100,000	1,958,314

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

May 31, 2013

Security	Shares	Value

Guangzhou R&F Properties Co. Ltd. Class H	1,650,000	$3,073,504
Longfor Properties Co. Ltd.[b]	2,475,000	4,208,533
Poly Property Group Co. Ltd.[a]	3,575,000	2,422,386
Shanghai Industrial Holdings Ltd.	825,000	2,534,685
Shimao Property Holdings Ltd.	2,475,000	5,381,821
Shui On Land Ltd.	6,392,000	2,256,155
Sino-Ocean Land Holdings Ltd.[b]	5,225,000	3,197,139
SOHO China Ltd.[b]	3,575,000	3,030,286
Yuexiu Property Co. Ltd.[b]	8,800,000	2,618,643

		84,091,429
RETAIL — 3.37%
Anta Sports Products Ltd.[b]	1,653,000	1,533,158
Belle International Holdings Ltd.	8,250,000	12,731,875
Bosideng International Holdings Ltd.[b]	4,950,000	1,326,326
China Resources Enterprise Ltd.[b]	2,200,000	7,184,263
Daphne International Holdings Ltd.[b]	1,652,000	1,500,309
Golden Eagle Retail Group Ltd.[b]	1,100,000	1,751,430
GOME Electrical Appliances Holdings Ltd.[a,b]	17,875,000	1,842,119
Intime Department Store Group Co. Ltd.[b]	1,787,500	1,862,843
Parkson Retail Group Ltd.[b]	2,200,000	1,006,080
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,182,500	2,306,262
Sun Art Retail Group Ltd.[b]	4,262,500	6,051,006
Wumart Stores Inc. Class H	826,000	1,685,454
Zhongsheng Group Holdings Ltd.[b]	962,500	1,212,610

		41,993,735
TELECOMMUNICATIONS — 11.36%
China Communications Services Corp. Ltd. Class H	4,400,800	2,891,235
China Mobile Ltd.	10,725,000	113,912,023
China Telecom Corp. Ltd. Class H	24,750,000	11,860,411
China Unicom (Hong Kong) Ltd.	8,250,000	11,329,031
ZTE Corp. Class Ha	1,100,000	1,782,604

		141,775,304
TRANSPORTATION — 0.29%
China COSCO Holdings Co. Ltd. Class Ha,b	4,537,500	1,958,137
China Shipping Container Lines Co. Ltd. Class Ha,b	6,600,000	1,691,915

		3,650,052

Security	Shares	Value

WATER — 0.31%
Guangdong Investment Ltd.[b]	4,400,000	$3,859,947

		3,859,947

TOTAL COMMON STOCKS
(Cost: $1,259,811,260)		1,239,727,833

RIGHTS — 0.02%

INSURANCE — 0.02%
PICC Property and Casualty Co. Ltd. Class Ha	544,632	265,904

		265,904

TOTAL RIGHTS
(Cost: $0)		265,904

SHORT-TERM INVESTMENTS — 5.49%

MONEY MARKET FUNDS — 5.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	63,292,122	63,292,122
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	4,617,026	4,617,026
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	553,253	553,253

		68,462,401

TOTAL SHORT-TERM INVESTMENTS
(Cost: $68,462,401)		68,462,401

TOTAL INVESTMENTS IN SECURITIES — 104.86%
(Cost: $1,328,273,661)		1,308,456,138
Other Assets, Less Liabilities — (4.86)%		(60,603,228)

NET ASSETS — 100.00%		$1,247,852,910

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

16

Schedule of Investments  (Unaudited)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.12%

ADVERTISING — 0.13%
SinoMedia Holding Ltd.[a]	64,000	$47,653

		47,653
AEROSPACE & DEFENSE — 0.15%
AVIC International Holding HK Ltd.[b]	1,088,000	54,661

		54,661
AGRICULTURE — 0.38%
Asian Citrus Holdings Ltd.[a]	320,000	137,270

		137,270
AIRLINES — 0.06%
Shandong Airlines Co. Ltd. Class Bc	30,600	21,050

		21,050
APPAREL — 1.51%
China Haidian Holdings Ltd.[a]	608,000	61,875
China Lilang Ltd.[a]	144,000	76,797
China Outfitters Holdings Ltd.	320,000	46,581
Hosa International Ltd.	128,000	53,589
Luthai Textile Co. Ltd. Class B	118,400	130,559
Peak Sport Products Co. Ltd.	240,000	43,592
Texhong Textile Group Ltd.	96,000	137,765

		550,758
AUTO MANUFACTURERS — 0.63%
Qingling Motors Co. Ltd. Class H	288,000	84,588
Sinotruk (Hong Kong) Ltd.	256,000	144,113

		228,701
AUTO PARTS & EQUIPMENT — 1.24%
Double Coin Holdings Ltd. Class B	81,600	65,199
Minth Group Ltd.	224,000	385,510

		450,709
BEVERAGES — 1.07%
China Huiyuan Juice Group Ltd.[a,b]	216,000	88,483
Dynasty Fine Wines Group Ltd.[b,c]	128,000	17,808
Kingway Brewery Holdings Ltd.[b]	224,000	88,298
Tibet 5100 Water Resources Holdings Ltd.	464,000	172,742
Yantai North Andre Juice Co. Ltd. Class H	56,000	20,632

		387,963

Security	Shares	Value

BIOTECHNOLOGY — 0.19%
Global Bio-Chem Technology Group Co. Ltd.[b]	736,000	$68,264

		68,264
BUILDING MATERIALS — 2.05%
Asia Cement China Holdings Corp.[a]	160,000	84,093
China Fangda Group Co. Ltd. Class Bb	118,400	45,909
China Glass Holdings Ltd.[b]	320,000	44,520
China Singyes Solar Technologies Holdings Ltd.[a]	160,400	177,699
Luoyang Glass Co. Ltd. Class Hb	96,000	20,529
SYP Glass Group Co. Ltd. Class B	57,600	30,701
TCC International Holdings Ltd.[a]	352,000	98,397
West China Cement Ltd.	928,000	151,822
Yuanda China Holdings Ltd.[a]	896,000	93,492

		747,162
CHEMICALS — 4.54%
Billion Industrial Holdings Ltd.[a]	208,000	135,044
Century Sunshine Group Holdings Ltd.	480,000	56,887
China Lumena New Materials Corp.[a]	1,024,000	220,292
China Sanjiang Fine Chemicals Co. Ltd.	192,000	104,375
Danhua Chemical Technology Co. Ltd. Class Bb	70,400	59,066
Dongyue Group Ltd.[a]	432,000	213,139
Fufeng Group Ltd.[a,b]	345,600	133,560
Huabao International Holdings Ltd.	736,000	323,306
Hubei Sanonda Co. Ltd. Class Bb	83,200	57,126
Shanghai Chlor-Alkali Chemical Co. Ltd. Class Bb	144,000	75,600
Sinofert Holdings Ltd.	768,000	176,101
Yip’s Chemical Holdings Ltd.[a]	96,000	97,449

		1,651,945
COAL — 0.32%
Hidili Industry International Development Ltd.[a]	304,000	65,791
Winsway Coking Coal Holding Ltd.[a]	624,000	49,034

		114,825

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

COMMERCIAL SERVICES — 4.03%
AMVIG Holdings Ltd.	192,000	$74,942
Anhui Expressway Co. Ltd. Class H	192,000	100,417
Anxin-China Holdings Ltd.	832,000	203,638
Guangdong Provincial Expressway Development Co. Ltd. Class B	108,800	39,664
Jinzhou Port Co. Ltd. Class B	80,000	31,840
Kai Yuan Holdings Ltd.[b]	2,880,000	68,635
Shenzhen Chiwan Wharf Holdings Ltd. Class B	44,800	79,237
Shenzhen Expressway Co. Ltd. Class H	256,000	99,593
Shenzhen International Holdings Ltd.	3,320,000	453,342
Sichuan Expressway Co. Ltd. Class H	320,000	101,407
Xiamen International Port Co. Ltd. Class H	352,000	48,972
Xiangyu Dredging Holdings Ltd.[a]	128,000	31,824
Yuexiu Transport Infrastructure Ltd.[a]	256,000	134,879

		1,468,390
COMPUTERS — 1.05%
CITIC 21CN Co. Ltd.[b]	832,000	54,661
Great Wall Technology Co. Ltd. Class H	160,000	35,245
Ju Teng International Holdings Ltd.	288,000	189,210
PAX Global Technology Ltd.[b]	144,000	35,987
TPV Technology Ltd.	256,000	66,285

		381,388
COSMETICS & PERSONAL CARE — 1.39%
BaWang International (Group) Holding Ltd.[b]	352,000	19,498
Magic Holdings International Ltd.	176,800	106,589
Prince Frog International Holdings Ltd.[a]	160,000	111,712
Vinda International Holdings Ltd.[a]	208,000	269,016

		506,815
DISTRIBUTION & WHOLESALE — 1.40%
Digital China Holdings Ltd.	288,000	402,906
Goldlion Holdings Ltd.	128,000	64,307
Inspur International Ltd.	960,000	43,901

		511,114

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.08%
Credit China Holdings Ltd.	320,000	$28,856

		28,856
ELECTRIC — 2.86%
China Datang Corp. Renewable Power Co. Ltd. Class Ha	864,000	215,922
China Power International Development Ltd.[a]	816,000	315,350
China Power New Energy Development Co. Ltd.[a,b]	1,600,000	94,811
China WindPower Group Ltd.	1,280,000	52,765
Huadian Energy Co. Ltd. Class Bb	144,000	48,384
Tianjin Development Holdings Ltd.[b]	160,000	98,109
Zhejiang Southeast Electric Power Co. Ltd. Class Bb	248,000	214,520

		1,039,861
ELECTRICAL COMPONENTS & EQUIPMENT — 2.81%
Boer Power Holdings Ltd.	80,000	56,681
Chaowei Power Holdings Ltd.	192,000	87,061
China High Speed Transmission Equipment Group Co. Ltd.[b]	400,000	206,111
Foshan Electrical and Lighting Co. Ltd. Class B	84,800	69,585
Harbin Electric Co. Ltd. Class H	256,000	213,037
NVC Lighting Holdings Ltd.	464,000	151,224
Sinopoly Battery Ltd.[a,b]	1,920,000	80,383
Tianneng Power International Ltd.[a]	256,000	148,400
Trony Solar Holdings Co. Ltd.[b,c]	216,000	8,765

		1,021,247
ELECTRONICS — 1.77%
AVIC International Holdings Ltd.[b]	89,184	34,811
China Automation Group Ltd.	240,000	60,287
INESA Electron Co. Ltd. Class Bb	107,200	45,024
Kingboard Laminates Holdings Ltd.[a]	368,000	155,490
Regent Manner International Holdings Ltd.	224,000	44,438
Shenzhen SEG Co. Ltd. Class B	16,900	6,379
Shijiazhuang Baoshi Electronic Glass Co. Ltd. Class Bb	30,400	36,028
Tech Pro Technology Development Ltd.[b]	256,000	95,965
Tongda Group Holdings Ltd.	800,000	58,742
Wasion Group Holdings Ltd.[a]	160,000	108,208

		645,372

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

ENERGY — ALTERNATE SOURCES — 0.45%
China Suntien Green Energy Corp. Ltd. Class Ha	448,000	$163,900

		163,900
ENGINEERING & CONSTRUCTION — 1.67%
China Resources and Transportation Group Ltd.[a,b]	4,800,000	182,408
Hainan Meilan International Airport Co. Ltd. Class H	48,000	43,283
Hopewell Highway Infrastructure Ltd.	336,000	164,477
Richly Field China Development Ltd.[b,c]	900,000	2,551
Wison Engineering Services Co. Ltd.[b]	368,000	213,325

		606,044
ENTERTAINMENT — 0.84%
ChinaVision Media Group Ltd.[a,b]	1,120,000	71,417
REXLot Holdings Ltd.	2,800,000	216,417
SMI Corp. Ltd.[b]	832,000	17,363

		305,197
ENVIRONMENTAL CONTROL — 2.43%
Beijing Enterprises Water Group Ltd.[a]	736,000	278,745
Chiho-Tiande Group Ltd.[a]	96,000	43,654
China Metal Recycling Holdings Ltd.[a,c]	184,800	168,367
China Water Affairs Group Ltd.[a]	352,000	129,232
Dongjiang Environmental Co. Ltd. Class Ha	12,800	73,870
Interchina Holdings Co. Ltd.[b]	1,600,000	88,628
Shanghai Youngsun Investment Co. Ltd. Class B	38,400	45,773
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	128,000	56,392

		884,661
FOOD — 3.87%
Ausnutria Dairy Corp. Ltd.[b,c]	81,000	3,809
Beijing Jingkelong Co. Ltd. Class H	64,000	21,930
Changshouhua Food Co. Ltd.	96,000	68,388
China Foods Ltd.	320,000	160,767
China Modern Dairy Holdings Ltd.[b]	672,000	228,536
China Starch Holdings Ltd.	720,000	20,498

Security	Shares	Value

China Yurun Food Group Ltd.[b]	496,000	$341,835
Daqing Dairy Holdings Ltd.[a,b,c]	108,000	5,843
Labixiaoxin Snacks Group Ltd.[a]	128,000	71,892
Lianhua Supermarket Holdings Co. Ltd. Class H	128,000	77,992
Shanghai Dajiang Group Stock Co. Ltd. Class Bb	113,600	36,579
Shenguan Holdings Group Ltd.	416,000	215,963
Yashili International Holdings Ltd.	320,000	155,820

		1,409,852
FOREST PRODUCTS & PAPER — 0.70%
China Forestry Holdings Co.[a,b,c]	306,000	—
Qunxing Paper Holdings Co. Ltd.[c]	148,000	10,391
Shandong Chenming Paper Holdings Ltd. Class B	201,623	104,671
Shandong Chenming Paper Holdings Ltd. Class H	112,000	45,303
Superb Summit International Group Ltd.[b]	1,085,000	46,124
Youyuan International Holdings Ltd.	144,200	48,297

		254,786
GAS — 1.04%
Binhai Investment Co. Ltd.[b]	640,000	34,215
Towngas China Co. Ltd.[a]	336,000	345,401

		379,616
HAND & MACHINE TOOLS — 0.14%
Chongqing Machinery & Electric Co. Ltd. Class H	384,000	51,940

		51,940
HEALTH CARE — PRODUCTS — 1.56%
China Medical System Holdings Ltd.	352,300	353,988
Golden Meditech Holdings Ltd.[a]	448,000	59,443
Lifetech Scientific Corp.[b]	32,000	25,352
Microport Scientific Corp.[a]	160,000	128,201

		566,984
HOLDING COMPANIES — DIVERSIFIED — 0.90%
C C Land Holdings Ltd.	480,000	145,927
China Merchants China Direct Investments Ltd.	32,000	48,972
CITIC Resources Holdings Ltd.[b]	1,024,200	133,256

		328,155

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

HOME BUILDERS — 0.28%
Baoye Group Co. Ltd. Class H	128,000	$101,407

		101,407
HOME FURNISHINGS — 2.58%
Chigo Holding Ltd.[b]	1,344,000	36,012
Hefei Meiling Co. Ltd. Class B	53,436	27,053
Hisense Kelon Electrical Holdings Co. Ltd. Class Hb	160,000	98,109
Konka Group Co. Ltd. Class B	116,800	41,527
Skyworth Digital Holdings Ltd.[a]	672,000	454,475
TCL Multimedia Technology Holdings Ltd.	160,000	134,384
Tsann Kuen China Enterprise Co. Ltd. Class Bb	25,760	16,658
Welling Holding Ltd.	353,600	76,980
Wuxi Little Swan Co. Ltd. Class B	48,000	55,094

		940,292
HOUSEWARES — 0.11%
Bolina Holding Co. Ltd.	96,000	39,202

		39,202
INTERNET — 0.13%
Pacific Online Ltd.	128,900	47,656

		47,656
IRON & STEEL — 1.61%
Bengang Steel Plates Co. Ltd. Class B	144,000	53,239
China Vanadium Titano-Magnetite Mining Co. Ltd.[b]	352,000	68,470
Chongqing Iron & Steel Co. Ltd. Class Hb	192,000	27,701
Newton Resources Ltd.[b]	416,000	50,374
Shougang Concord International Enterprises Co. Ltd.[a,b]	1,600,000	82,444
Tiangong International Co. Ltd.	416,000	144,154
Xingda International Holdings Ltd.[a]	304,000	133,148
Xiwang Special Steel Co. Ltd.	192,000	24,733

		584,263
LEISURE TIME — 1.02%
China Travel International Investment Hong Kong Ltd.	1,024,000	200,505
Huangshan Tourism Development Co. Ltd. Class B	56,000	77,168

Security	Shares	Value

Jinan Qingqi Motorcycle Co. Ltd. Class Bb,c	53,100	$3,890
Jinshan Development & Construction Co. Ltd. Class Bb	62,400	33,883
Shanghai Jinjiang International Travel Co. Ltd. Class B	22,400	34,966
Zhonglu Co. Ltd. Class B	28,160	21,880

		372,292
LODGING — 0.46%
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	448,000	79,641
Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	56,000	86,968

		166,609
MACHINERY — 4.67%
Changchai Co. Ltd. Class B	54,400	34,829
China National Materials Co. Ltd. Class H	384,000	88,051
Dalian Refrigeration Co. Ltd. Class B	25,600	22,425
First Tractor Co. Ltd. Class Ha,b	160,000	114,392
Haitian International Holdings Ltd.	208,000	362,797
Hangzhou Steam Turbine Co. Ltd. Class B	99,224	166,677
Honghua Group Ltd.[a]	352,000	174,576
Jingwei Textile Machinery Co. Ltd. Class H	64,000	45,015
Lonking Holdings Ltd.[b]	704,000	160,519
Sany Heavy Equipment International Holdings Co. Ltd.[a]	336,000	132,447
SGSB Group Co. Ltd. Class Bb	88,000	43,824
Shandong Molong Petroleum Machinery Co. Ltd. Class H	89,600	38,205
Shanghai Automation Instrumentation Co. Ltd. Class Bb	36,800	21,786

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

Shanghai Diesel Engine Co. Ltd. Class B	120,045	$96,516
Shanghai Highly Group Co. Ltd. Class B	102,400	62,873
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	75,200	78,809
Shanghai Shibei Hi-Tech Co. Ltd. Class Bb	84,800	55,374

		1,699,115
MANUFACTURING — 1.20%
China Aerospace International Holdings Ltd.	704,000	99,758
Lee & Man Chemical Co. Ltd.	64,000	29,680
Sunny Optical Technology Group Co Ltd.	192,000	275,035
Time Watch Investments Ltd.[b]	288,000	31,535

		436,008
MEDIA — 0.72%
Phoenix Satellite Television Holdings Ltd.[a]	448,000	181,213
VODone Ltd.[a,b]	1,024,000	80,466

		261,679
METAL FABRICATE & HARDWARE — 0.49%
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	128,000	61,504
EVA Precision Industrial Holdings Ltd.	352,000	62,575
Shengli Oil & Gas Pipe Holdings Ltd.[c]	408,000	32,323
Wafangdian Bearing Co. Ltd. Class B	27,200	21,724

		178,126
MINING — 3.07%
CGN Mining Co. Ltd.[b]	400,000	35,039
China Kingstone Mining Holdings Ltd.[b,c]	189,000	3,348
China Precious Metal Resources Holdings Co. Ltd.[a,b]	1,344,000	235,462
China Qinfa Group Ltd.	192,000	19,292
China Rare Earth Holdings Ltd.	384,000	63,317
CITIC Dameng Holdings Ltd.	320,000	30,092
Huili Resources Group Ltd.[b]	46,000	13,333

Security	Shares	Value

Hunan Nonferrous Metal Corp. Ltd. Class Ha,b	576,000	$186,984
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	145,600	145,454
Lingbao Gold Co. Ltd. Class H	96,000	27,825
MMG Ltd.[b]	576,000	158,788
North Mining Shares Co. Ltd.[b]	3,200,000	154,584
Real Gold Mining Ltd.[a,b,c]	126,000	—
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha,b	256,000	45,509

		1,119,027
OIL & GAS — 0.66%
MIE Holdings Corp.[a]	320,000	75,849
Sino Oil And Gas Holdings Ltd.[a,b]	3,520,000	83,887
Yanchang Petroleum International Ltd.[b]	1,440,000	80,693

		240,429
OIL & GAS SERVICES — 3.24%
Anhui Tianda Oil Pipe Co. Ltd. Class H	96,000	19,416
Anton Oilfield Services Group[a]	352,000	303,808
CIMC Enric Holdings Ltd.	192,000	261,184
Hilong Holding Ltd.[a]	240,000	152,110
Shenzhen Chiwan Petroleum Supply Base Co. Class B	22,400	42,418
Sinopec Kantons Holdings Ltd.[a]	384,000	399,196

		1,178,132
PACKAGING & CONTAINERS — 0.84%
CPMC Holdings Ltd.[a]	144,000	111,300
Greatview Aseptic Packaging Co. Ltd.[a]	224,000	140,815
Overseas Chinese Town Asia Holdings Ltd.	96,000	53,177

		305,292
PHARMACEUTICALS — 4.63%
China National Accord Medicines Corp. Ltd. Class B	19,200	72,122
China Pharmaceutical Group Ltd.[a]	416,000	216,499
China Shineway Pharmaceutical Group Ltd.[a]	128,000	246,014
Dawnrays Pharmaceutical Holdings Ltd.	128,000	45,509

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

Extrawell Pharmaceutical Holdings Ltd.[b]	640,000	$56,062
Hua Han Bio-Pharmaceutical Holdings Ltd. Class Ha	533,056	155,876
Lijun International Pharmaceutical (Holding) Co. Ltd.[a]	544,000	175,195
Livzon Pharmaceutical Group Inc. Class B	24,000	120,575
Real Nutriceutical Group Ltd.[a]	256,000	82,445
Shandong Luoxin Pharmacy Stock Co. Ltd. Class H	64,000	78,322
Tong Ren Tang Technologies Co. Ltd. Class H	96,000	302,984
Winteam Pharmaceutical Group Ltd.[a]	224,000	132,736

		1,684,339
PIPELINES — 1.06%
China Oil and Gas Group Ltd.[a]	1,600,000	298,861
China Tian Lun Gas Holdings Ltd.[b]	96,000	86,196

		385,057
REAL ESTATE — 12.89%
Beijing Capital Land Ltd. Class H	384,000	170,660
Beijing North Star Co. Ltd. Class H	256,000	63,317
Beijing Properties Holdings Ltd.[b]	672,000	51,940
Central China Real Estate Ltd.	224,038	70,708
China Aoyuan Property Group Ltd.	416,000	76,096
China Properties Group Ltd.[a,b]	208,000	56,804
China SCE Property Holdings Ltd.[a,b]	368,000	88,648
China South City Holdings Ltd.[a]	640,000	145,102
CIFI Holdings Group Co. Ltd.	736,000	134,632
Fantasia Holdings Group Co. Ltd.	744,000	126,511
Future Land Development Holdings Ltd.	608,000	99,469
Gemdale Properties and Investment Corp. Ltd.[b]	704,000	102,478
Glorious Property Holdings Ltd.[b]	992,000	150,791
Golden Wheel Tiandi Holdings Co. Ltd.	192,000	32,401
Greattown Holdings Ltd. Class Bb	56,819	26,193
Henderson Investment Ltd.	384,000	30,175
HKC (Holdings) Ltd.[a]	1,792,000	60,020
Hopson Development Holdings Ltd.[b]	224,000	387,819

Security	Shares	Value

Hutchison Harbour Ring Ltd.	608,000	$47,777
Jiangsu Future Land Co. Ltd. Class B	233,600	185,946
Jinchuan Group International Resources Co. Ltd.[a,b]	384,000	74,200
Kaisa Group Holdings Ltd.[a,b]	608,000	173,092
KWG Property Holdings Ltd.[a]	424,000	280,744
Lai Fung Holdings Ltd.	1,904,000	44,149
Minmetals Land Ltd.[a]	416,000	68,594
Powerlong Real Estate Holdings Ltd.	416,000	88,958
Renhe Commercial Holdings Co. Ltd.[a,b]	4,288,000	273,427
Road King Infrastructure Ltd.	96,000	88,669
Shanghai Dingli Technology Development Group Co. Ltd. Class Bb	43,200	30,154
Shanghai Industrial Urban Development Group Ltd.[a,b]	544,000	127,542
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	94,400	94,117
Shanghai Lingyun Industries Development Co. Ltd. Class Bb	67,200	40,051
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	72,000	84,816
Shenzhen Investment Ltd.[a]	800,000	339,053
Sinolink Worldwide Holdings Ltd.[b]	736,000	73,005
SPG Land Holdings Ltd.[b]	112,000	136,631
SRE Group Ltd.[b]	1,184,286	44,242
Sunac China Holdings Ltd.[a]	544,000	391,735
Yuzhou Properties Co.	307,440	72,080
Zall Development Group Ltd.	176,000	59,174

		4,691,920
REAL ESTATE INVESTMENT TRUSTS — 0.66%
Yuexiu Real Estate Investment Trust	432,000	241,521

		241,521
RETAIL — 6.29%
361 Degrees International Ltd.[a]	256,000	64,307
Ajisen (China) Holdings Ltd.[a]	192,000	145,185
Boshiwa International Holding Ltd.[b,c]	153,000	8,278

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

Century Ginwa Retail Holdings Ltd.	171,000	$40,752
China Dongxiang (Group) Co. Ltd.[a]	1,008,000	190,880
China Flooring Holding Co. Ltd.	144,000	28,010
China Yongda Automobiles Services Holdings Ltd.[a]	128,000	121,523
China ZhengTong Auto Services Holdings Ltd.[b]	320,000	179,317
Embry Holdings Ltd.	48,000	29,123
Evergreen International Holdings Ltd.	112,000	21,786
FIYTA Holdings Ltd. Class B	30,400	27,256
Hengdeli Holdings Ltd.[a]	704,000	193,167
Lao Feng Xiang Co. Ltd. Class B	75,280	166,218
Le Saunda Holdings Ltd.[a]	128,000	41,222
Li Ning Co. Ltd.[a,b]	408,000	278,034
Maoye International Holdings Ltd.	480,000	92,750
New World Department Store China Ltd.[a]	176,000	97,264
PCD Stores (Group) Ltd.[a]	928,000	139,867
Ports Design Ltd.[a]	128,000	105,364
Pou Sheng International Holdings Ltd.[b]	656,000	32,535
Sparkle Roll Group Ltd.[a]	640,000	51,116
Viva China Holdings Ltd.[b]	517,600	31,005
Xiao Nan Guo Restaurants Holdings Ltd.	192,000	31,164
Xinhua Winshare Publishing and Media Co. Ltd. Class H	144,000	73,272
XTEP International Holdings Ltd.[a]	232,000	101,314

		2,290,709
SEMICONDUCTORS — 2.81%
China Ruifeng Galaxy Renewable Energy Holdings Ltd.[b]	256,000	52,435
Hanergy Solar Group Ltd.[a,b]	4,000,000	262,792
Honbridge Holdings Ltd.[a,b]	576,000	91,266
Semiconductor Manufacturing International Corp.[a,b]	7,296,000	592,116
Solargiga Energy Holdings Ltd.[b]	480,000	24,115

		1,022,724
SHIPBUILDING — 0.73%
China Rongsheng Heavy Industries Group Holdings Ltd.a,[b]	1,160,000	203,226
Guangzhou Shipyard International Co. Ltd. Class Hb	64,800	60,853

		264,079

Security	Shares	Value

SOFTWARE — 3.05%
China ITS Holdings Co. Ltd.[b]	192,000	$51,940
Chinasoft International Ltd.[a,b]	320,000	90,689
Kingdee International Software Group Co. Ltd.[a,b]	641,200	141,244
Kingsoft Corp. Ltd.[a]	224,000	376,854
NetDragon Websoft Inc.	64,000	148,400
Shanghai Baosight Software Co. Ltd. Class B	40,090	59,373
Travelsky Technology Ltd. Class H	336,500	242,748

		1,111,248
TELECOMMUNICATIONS — 2.39%
BYD Electronic International Co. Ltd.	296,000	187,221
China All Access Holdings Ltd.[a]	256,000	85,413
China Energine International Holdings Ltd.[b]	544,000	33,988
China Wireless Technologies Ltd.	512,000	234,142
Comba Telecom Systems Holdings Ltd.[a,b]	304,000	110,043
Eastern Communications Co. Ltd. Class B	96,000	48,768
Nanjing Panda Electronics Co. Ltd. Class H	64,000	27,701
O-Net Communications Group Ltd.	96,000	17,684
Shanghai Potevio Co. Ltd. Class B	35,200	21,824
TCL Communication Technology Holdings Ltd.	192,000	103,880

		870,664
TEXTILES — 0.60%
China Taifeng Beddings Holdings Ltd.	96,000	22,383
Shanghai Haixin Group Co. Ltd. Class Bb	148,800	83,923
Sijia Group Co. Ltd.[b,c]	96,000	12,707
Weiqiao Textile Co. Ltd. Class H	152,000	98,882

		217,895
TRANSPORTATION — 1.67%
Cosco International Holdings Ltd.	256,000	106,189
Dazhong Transportation Group Co. Ltd. Class B	192,000	126,528
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	51,200	42,701

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

Sinotrans Ltd. Class H	560,000	$113,258
Sinotrans Shipping Ltd.[a]	488,000	123,213
Tianjin Port Development Holdings Ltd.[a]	672,000	97,820

		609,709

TOTAL COMMON STOCKS
(Cost: $36,342,423)		36,074,533

SHORT-TERM INVESTMENTS — 31.01%

MONEY MARKET FUNDS — 31.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	10,498,263	10,498,263
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[d,e,f]	765,826	765,826
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	20,270	20,270

		11,284,359

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,284,359)		11,284,359

TOTAL INVESTMENTS IN SECURITIES — 130.13%
(Cost: $47,626,782)		47,358,892
Other Assets, Less Liabilities — (30.13)%		(10,965,808)

NET ASSETS — 100.00%		$36,393,084

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

24

Schedule of Investments  (Unaudited)

iSHARES® MSCI DENMARK CAPPED ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.74%

AGRICULTURE — 0.87%
United International Enterprises Ltd.	186	$31,328

		31,328
APPAREL — 0.90%
IC Companys A/S	1,394	32,227

		32,227
BANKS — 11.86%
Danske Bank A/Sa	14,414	284,119
Jyske Bank A/S Registered[a,b]	2,078	82,498
Sydbank A/Sa	2,678	59,862

		426,479
BEVERAGES — 7.50%
Carlsberg A/S Class B	2,356	224,418
Royal Unibrew A/S	500	45,454

		269,872
BIOTECHNOLOGY — 7.05%
Bavarian Nordic A/Sa	2,690	32,497
Genmab A/Sa	1,724	61,731
Novozymes A/S Class B	4,604	159,174

		253,402
BUILDING MATERIALS — 1.43%
Rockwool International A/S Class B	378	51,578

		51,578
CHEMICALS — 1.14%
Auriga Industries A/S Class Ba	1,392	41,133

		41,133
ELECTRICAL COMPONENTS & EQUIPMENT — 3.33%
Solar Holdings A/S Class B	446	21,900
Vestas Wind Systems A/Sa,b	6,620	97,694

		119,594
FOOD — 3.02%
Christian Hansen Holding A/S	2,620	93,405
East Asiatic Co. Ltd. A/Sa,b	914	15,331

		108,736
HEALTH CARE — PRODUCTS — 6.14%
Coloplast A/S Class B	2,840	161,918
William Demant Holding A/Sa	742	59,070

		220,988

Security	Shares	Value

HOLDING COMPANIES — DIVERSIFIED — 0.99%
Schouw & Co. A/S	1,156	$35,767

		35,767
HOME FURNISHINGS — 0.56%
Bang & Olufsen A/S Class Ba	2,052	19,974

		19,974
INSURANCE — 5.39%
Alm. Brand A/Sa	9,712	32,413
Topdanmark A/Sa	3,508	89,452
TrygVesta A/S	856	71,955

		193,820
MACHINERY — 1.97%
FLSmidth & Co. A/Sb	1,412	70,882

		70,882
MANUFACTURING — 1.24%
NKT Holding A/S	1,102	44,708

		44,708
PHARMACEUTICALS — 22.45%
ALK-Abello A/S	422	29,671
Novo Nordisk A/S Class B	4,810	772,955
Zealand Pharma A/Sa	400	4,971

		807,597
RETAIL — 2.29%
Pandora A/S	2,368	82,322

		82,322
SOFTWARE — 1.62%
SimCorp A/S	190	58,291

		58,291
TELECOMMUNICATIONS — 6.43%
GN Store Nord A/S	5,314	101,882
TDC A/S	16,516	129,474

		231,356
TRANSPORTATION — 13.56%
A.P. Moeller-Maersk A/S Class A	14	95,977
A.P. Moeller-Maersk A/S Class B	28	200,714
D/S Norden A/S	1,266	40,798
DFDS A/S	468	26,845
DSV A/S	5,140	123,563

		487,897

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI DENMARK CAPPED ETF

May 31, 2013

Security	Shares	Value

TOTAL COMMON STOCKS
(Cost: $3,356,463)		$3,587,951

SHORT-TERM INVESTMENTS — 7.03%

MONEY MARKET FUNDS — 7.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	234,910	234,910
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	17,136	17,136
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	943	943

		252,989

TOTAL SHORT-TERM INVESTMENTS
(Cost: $252,989)		252,989

TOTAL INVESTMENTS IN SECURITIES — 106.77%
(Cost: $3,609,452)		3,840,940
Other Assets, Less Liabilities — (6.77)%		(243,658)

NET ASSETS — 100.00%		$3,597,282

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

26

Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 70.31%

BRAZIL — 29.24%
ALL — America Latina Logistica SA	8,700	$43,448
Anhanguera Educacional Participacoes SA	7,200	45,343
Arteris SA	2,100	20,532
Banco Bradesco SA	10,830	181,300
Banco do Brasil SA	9,900	117,915
Banco Santander (Brasil) SA Units	15,600	111,410
BB Seguridade Participacoes SAa	11,100	96,137
BM&F Bovespa SA	33,300	219,392
BR Malls Participacoes SA	7,800	80,467
BR Properties SA	3,600	35,467
BRF — Brasil Foods SA	12,000	280,903
CCR SA	16,200	148,436
Centrais Eletricas Brasileiras SA	2,400	6,370
CETIP SA — Mercados Organizados	3,900	42,520
Cielo SA	6,664	171,869
Companhia de Bebidas das Americas	2,700	103,883
Companhia de Saneamento Basico do Estado de Sao Paulo	6,300	79,409
Companhia de Saneamento de Minas Gerais SA	900	18,780
Companhia Hering SA	2,700	48,732
Companhia Siderurgica Nacional SA	13,800	42,774
Cosan SA Industria e Comercio	2,100	46,578
CPFL Energia SA	4,800	50,666
Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,100	40,656
Duratex SA	5,440	37,754
EcoRodovias Infraestrutura e Logistica SA	3,600	28,614
EDP Energias do Brasil SA	5,400	32,032
Embraer SA	10,500	96,209
Fibria Celulose SAa	4,800	52,894
Hypermarcas SA	6,300	50,517
JBS SA	12,300	40,374
Kroton Educacional SA	3,300	48,667
Localiza Rent A Car SA	2,520	38,901
Lojas Americanas SA	1,800	13,471
Lojas Renner SA	2,400	83,843
M Dias Branco SA	600	26,450
MPX Energia SAa	2,700	12,028
MRV Engenharia e Participacoes SA	5,400	16,839

Security	Shares	Value

Multiplan Empreendimentos Imobiliarios SA	1,800	$47,259
Multiplus SA	900	15,489
Natura Cosmeticos SA	3,300	78,486
Odontoprev SA	5,700	26,862
OGX Petroleo e Gas Participacoes SAa	17,700	11,454
Petroleo Brasileiro SA	52,200	464,343
Porto Seguro SA	1,800	22,258
Qualicorp SAa	3,600	32,074
Raia Drogasil SA	3,900	42,026
Souza Cruz SA	7,200	98,147
Sul America SA Units	2,884	18,729
TIM Participacoes SA	15,600	59,619
Totvs SA	2,100	37,174
Tractebel Energia SA	3,300	57,178
Transmissora Alianca de Energia Eletrica SA	2,100	22,846
Ultrapar Participacoes SA	6,000	151,931
Vale SA	24,000	342,688
WEG SA	3,900	51,792

		4,191,935

CHILE — 8.25%
AES Gener SA	55,908	38,194
Aguas Andinas SA Series A	50,142	37,175
Banco de Chile	328,436	49,178
Banco de Credito e Inversiones	561	33,939
Banco Santander (Chile) SA	1,077,867	66,261
CAP SA	1,419	35,316
Cencosud SA	20,544	108,981
Colbun SA	165,945	47,152
Compania Cervecerias Unidas SA	2,406	32,305
CorpBanca SA	2,284,425	27,185
E.CL SA	10,749	19,956
Empresa Nacional de Electricidad SA	59,880	96,084
Empresa Nacional de Telecomunicaciones SA	2,364	43,547
Empresas CMPC SA	21,702	71,455
Empresas Copec SA	7,662	102,183
Enersis SA	357,453	120,979
LATAM Airlines Group SA	4,932	88,521
S.A.C.I. Falabella SA	12,993	149,349
Vina Concha y Toro SA	7,419	14,763

		1,182,523

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

May 31, 2013

Security	Shares	Value

COLOMBIA — 4.57%
Bancolombia SA SP ADR	5,838	$338,020
Ecopetrol SA SP ADR	7,335	317,972

		655,992
MEXICO — 25.74%
Alfa SAB de CV Series A	51,600	121,292
America Movil SAB de CV Series L	693,000	694,045
Arca Continental SAB de CV	6,600	51,933
Cemex SAB de CV CPO[a]	204,046	237,432
Coca-Cola FEMSA SAB de CV Series L	8,100	117,933
Compartamos SAB de CV	21,600	34,848
Controladora Comercial Mexicana SAB de CV BC Units	5,700	20,969
El Puerto de Liverpool SA de CV Series C1	3,900	45,652
Fibra Uno Administracion SA de CV	22,868	79,063
Fomento Economico Mexicano SAB de CV BD Units	36,000	390,789
Genomma Lab Internacional SAB de CV Series Ba	13,200	27,942
Grupo Aeroportuario del Pacifico SAB de CV Series B	6,300	33,296
Grupo Aeroportuario del Sureste SAB de CV Series B	3,900	46,290
Grupo Bimbo SAB de CV Series A	31,200	91,990
Grupo Carso SAB de CV Series A1	10,800	56,506
Grupo Comercial Chedraui SA de CV	6,300	23,367
Grupo Financiero Banorte SAB de CV Series O	33,000	210,258
Grupo Financiero Inbursa SAB de CV Series O	35,400	80,894
Grupo Financiero Santander Mexico SAB de CV Series B	31,454	101,025
Grupo Mexico SAB de CV Series B	66,300	218,629
Grupo Modelo SAB de CV Series C	11,700	105,194
Grupo Televisa SAB de CV CPO	47,400	247,000
Industrias CH SAB de CV Series Ba	3,000	21,352
Industrias Penoles SAB de CV	2,430	91,907
Kimberly-Clark de Mexico SAB de CV Series A	29,400	100,111
Mexichem SAB de CV	18,968	86,867
Minera Frisco SAB de CV Series A1[a]	11,400	42,168
OHL Mexico SAB de CVa	9,000	24,207
Wal-Mart de Mexico SAB de CV Series V	97,800	287,516

		3,690,475

Security	Shares	Value

PERU — 2.51%
Compania de Minas Buenaventura SA SP ADR	3,543	$63,597
Credicorp Ltd.	1,422	195,695
Southern Copper Corp.	3,246	101,113

		360,405

TOTAL COMMON STOCKS
(Cost: $10,649,304)		10,081,330

PREFERRED STOCKS — 29.18%

BRAZIL — 28.35%
AES Tiete SA	2,100	22,895
Banco Bradesco SA	38,440	618,811
Banco do Estado do Rio Grande do Sul SA Class B	3,300	26,013
Bradespar SA	4,200	43,447
Braskem SA Class A	3,000	23,507
Centrais Eletricas Brasileiras SA Class B	5,100	23,939
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	2,200	107,073
Companhia de Bebidas das Americas	12,900	495,723
Companhia Energetica de Minas Gerais	9,847	99,964
Companhia Energetica de Sao Paulo Class B	3,000	29,514
Companhia Paranaense de Energia Class B	1,800	27,727
Gerdau SA	15,900	97,299
Itau Unibanco Holding SA	45,040	684,296
Itausa — Investimentos Itau SA	47,927	211,705
Klabin SA	8,700	52,913
Lojas Americanas SA	8,412	68,044
Marcopolo SA	3,900	25,420
Metalurgica Gerdau SA	5,100	39,699
Oi SA	12,961	24,128
Petroleo Brasileiro SA	76,500	719,245
Suzano Papel e Celulose SA Class A	4,500	16,333
Telefonica Brasil SA	5,400	133,446
Usinas Siderurgicas de Minas Gerais SA Class A	6,300	26,292
Vale SA Class A	33,300	447,373

		4,064,806

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

May 31, 2013

Security	Shares	Value

CHILE — 0.83%
Embotelladora Andina SA Class B	5,958	$37,905
Sociedad Quimica y Minera de Chile SA Series B	1,722	80,400

		118,305

TOTAL PREFERRED STOCKS
(Cost: $4,812,946)		4,183,111

RIGHTS — 0.01%

BRAZIL — 0.01%
CETIP SA — Mercados Organizados[a]	2	—
Itausa — Investimentos Itau SAa	1,244	1,581

		1,581
CHILE — 0.00%
Empresas CMPC SAa	1,521	500

		500

TOTAL RIGHTS		2,081
(Cost: $0)

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	18,194	18,194

		18,194

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,194)		18,194

TOTAL INVESTMENTS IN SECURITIES — 99.63%
(Cost: $15,480,444)		14,284,716
Other Assets, Less Liabilities — 0.37%		52,960

NET ASSETS — 100.00%		$14,337,676

CPO — Certificates of Participation (Ordinary)

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

29

Schedule of Investments  (Unaudited)

iSHARES® MSCI FINLAND CAPPED ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.93%

AUTO PARTS & EQUIPMENT — 4.40%
Nokian Renkaat OYJ	4,359	$183,093

		183,093
BANKS — 2.24%
Pohjola Bank PLC Class A	5,685	93,055

		93,055
CHEMICALS — 1.64%
Kemira OYJ	4,359	68,074

		68,074
COMMERCIAL SERVICES — 1.77%
Cramo OYJ	1,767	21,595
Poyry OYJ[a]	3,318	18,104
Ramirent OYJ	3,534	33,984

		73,683
COMPUTERS — 1.81%
F-Secure OYJ	7,656	18,455
Tieto OYJ	2,757	56,812

		75,267
ELECTRIC — 5.71%
Fortum OYJ	12,648	237,681

		237,681
ENGINEERING & CONSTRUCTION — 2.11%
YIT OYJ	4,494	87,888

		87,888
FOOD — 2.65%
Atria PLC	1,656	13,478
HKScan OYJ Class A	3,081	15,652
Kesko OYJ Class B	2,667	80,915

		110,045
FOREST PRODUCTS & PAPER — 9.12%
Metsa Board OYJ Class B	9,471	31,791
Stora Enso OYJ Class R	21,588	157,796
UPM-Kymmene OYJ	17,601	189,787

		379,374
HAND & MACHINE TOOLS — 1.70%
Konecranes OYJ	2,034	70,567

		70,567
INSURANCE — 13.34%
Sampo OYJ Class A	13,599	554,989

		554,989

Security	Shares	Value

IRON & STEEL — 1.53%
Outokumpu OYJ[a,b]	47,511	$32,942
Rautaruukki OYJ	4,656	30,895

		63,837
LEISURE TIME — 2.16%
Amer Sports OYJ Class A	4,905	90,077

		90,077
MACHINERY — 17.16%
Kone OYJ Class B	4,920	434,546
Metso OYJ	4,827	186,423
Outotec OYJ[b]	6,873	92,726

		713,695
MANUFACTURING — 6.66%
Uponor OYJ	2,682	41,919
Wartsila OYJ Abp	5,010	235,045

		276,964
MEDIA — 0.85%
Sanoma OYJ	4,206	35,213

		35,213
MINING — 0.49%
Talvivaara Mining Co. PLC[a]	92,460	20,371

		20,371
OIL & GAS — 1.89%
Neste Oil OYJ	5,364	78,485

		78,485
PACKAGING & CONTAINERS — 1.68%
Huhtamaki OYJ	3,678	69,832

		69,832
PHARMACEUTICALS — 3.30%
Biotie Therapies OYJ[a]	33,738	17,053
Oriola-KD OYJ Class B	7,296	22,126
Orion OYJ Class B	3,972	98,115

		137,294
REAL ESTATE — 2.92%
Citycon OYJ	12,933	41,065
Sponda OYJ	10,743	55,692
Technopolis OYJ	4,119	24,662

		121,419
RETAIL — 0.70%
Stockmann OYJ Abp Class B	1,914	29,097

		29,097

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI FINLAND CAPPED ETF

May 31, 2013

Security	Shares	Value

TELECOMMUNICATIONS — 12.89%
Elisa OYJ	5,724	$108,975
Nokia OYJ[a,b]	117,618	402,728
PKC Group OYJ	990	24,454

		536,157
TRANSPORTATION — 1.21%
Cargotec Corp. OYJ Class Bb	1,647	50,353

		50,353

TOTAL COMMON STOCKS
(Cost: $4,159,100)		4,156,510

SHORT-TERM INVESTMENTS — 7.58%

MONEY MARKET FUNDS — 7.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	291,385	291,385
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	21,256	21,256
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,766	2,766

		315,407

TOTAL SHORT-TERM INVESTMENTS
(Cost: $315,407)		315,407

TOTAL INVESTMENTS IN SECURITIES — 107.51%
(Cost: $4,474,507)		4,471,917
Other Assets, Less Liabilities — (7.51)%		(312,527)

NET ASSETS — 100.00%		$4,159,390

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

31

Schedule of Investments  (Unaudited)

iSHARES® MSCI GERMANY SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 95.74%

ADVERTISING — 0.24%
Stroer Out-Of-Home Media AGa,b	2,166	$24,206

		24,206
AEROSPACE & DEFENSE — 5.44%
MTU Aero Engines Holding AG	5,430	547,852
OHB AG	546	11,598

		559,450
AGRICULTURE — 0.84%
KWS Saat AG	243	86,605

		86,605
AIRLINES — 0.12%
Air Berlin PLC[a,b]	4,584	11,882

		11,882
APPAREL — 1.09%
Gerry Weber International AG	2,628	112,360

		112,360
AUTO PARTS & EQUIPMENT — 3.20%
ElringKlinger AG	3,330	119,328
Grammer AG	1,125	39,060
NORMA Group AG	3,318	126,854
SAF-Holland SAa	4,422	44,621

		329,863
BANKS — 1.55%
Aareal Bank AGa	5,013	124,512
Comdirect Bank AG	3,654	35,039

		159,551
BIOTECHNOLOGY — 1.03%
MorphoSys AGa	2,190	105,852

		105,852
BUILDING MATERIALS — 0.44%
Bauer AG	993	27,643
CENTROTEC Sustainable AG	966	18,028

		45,671
CHEMICALS — 7.19%
H&R AG	1,410	17,166
SGL Carbon SEb	3,354	123,905
Symrise AG	11,706	478,113
Wacker Chemie AGb	1,629	120,422

		739,606

Security	Shares	Value

COMMERCIAL SERVICES — 5.37%
Amadeus Fire AG	516	$33,965
Bertrandt AG	525	56,793
Evotec AGa,b	9,276	33,673
Hamburger Hafen und Logistik AG	2,670	65,019
R Stahl AG	288	13,623
Sixt AG	1,302	29,192
Wirecard AG	11,130	320,945

		553,210
COMPUTERS — 2.45%
Bechtle AG	1,542	76,150
Wincor Nixdorf AG	3,108	176,465

		252,615
DIVERSIFIED FINANCIAL SERVICES — 1.01%
Aurelius AG	1,776	43,963
Deutsche Beteiligungs AG	996	24,235
MLP AG	5,238	35,775

		103,973
ELECTRICAL COMPONENTS & EQUIPMENT — 2.49%
LEONI AG	3,408	172,343
SMA Solar Technology AG	1,074	35,723
Vossloh AG	486	48,587

		256,653
ENERGY — ALTERNATE SOURCES — 0.61%
CropEnergies AG	2,436	18,563
Nordex SEa	5,667	43,773

		62,336
ENGINEERING & CONSTRUCTION — 4.65%
Bilfinger Berger SE	4,560	478,690

		478,690
ENTERTAINMENT — 0.58%
Borussia Dortmund GmbH & Co. KGaA	5,700	23,122
Tipp24 SEa	606	37,066

		60,188
HAND & MACHINE TOOLS — 2.37%
Gildemeister AG	5,037	116,752
KUKA AGa	2,661	126,738

		243,490
HEALTH CARE — PRODUCTS — 1.69%
Carl Zeiss Meditec AG Bearer	3,390	108,276
Draegerwerk AG & Co. KGaA	324	36,666
STRATEC Biomedical AG	612	28,681

		173,623

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

HEALTH CARE — SERVICES — 2.26%
Rhoen Klinikum AG	10,824	$232,723

		232,723
HOLDING COMPANIES — DIVERSIFIED — 0.17%
KHD Humboldt Wedag International AG	3,114	17,959

		17,959
HOME FURNISHINGS — 1.09%
Rational AG	354	112,219

		112,219
INTERNET — 0.27%
XING AG	204	12,294
zooplus AGa,b	285	15,458

		27,752
IRON & STEEL — 1.51%
Salzgitter AG	4,080	155,246

		155,246
LEISURE TIME — 2.69%
CTS Eventim AG	2,256	98,531
TUI AGa	14,496	177,874

		276,405
MACHINERY — 7.18%
DEUTZ AGa	8,739	56,810
Duerr AG	2,520	164,309
Heidelberger Druckmaschinen AGa,b	23,046	57,525
Homag Group AG	726	13,798
Krones AG	1,326	96,614
Pfeiffer Vacuum Technology AG	984	105,681
Rheinmetall AG	4,128	207,576
Wacker Neuson SE	2,562	37,171

		739,484
MANUFACTURING — 1.82%
Balda AG	4,536	26,142
Gesco AG	312	31,418
Indus Holding AG	2,214	76,081
Jenoptik AG	4,422	53,894

		187,535
MEDIA — 2.99%
Sky Deutschland AGa	45,804	307,436

		307,436

Security	Shares	Value

METAL FABRICATE & HARDWARE — 3.34%
Aurubis AG	3,516	$211,843
Kloeckner & Co. SEa,b	10,410	132,458

		344,301
OIL & GAS SERVICES — 0.22%
C.A.T. oil AG	1,554	22,154

		22,154
PACKAGING & CONTAINERS — 1.91%
Gerresheimer AG	3,276	196,533

		196,533
PHARMACEUTICALS — 2.64%
Stada Arzneimittel AG	6,192	271,721

		271,721
REAL ESTATE — 12.15%
Colonia Real Estate AGa	1,428	9,004
Deutsche EuroShop AG	4,788	207,255
Deutsche Wohnen AG Bearer	16,782	314,171
DIC Asset AG	2,451	26,721
GAGFAH SAa	8,616	107,364
GSW Immobilien AG	5,274	206,113
IVG Immobilien AGa	14,958	7,560
LEG Immobilien AGa	3,318	188,776
PATRIZIA Immobilien AGa	2,958	35,092
TAG Immobilien AG	12,972	148,985

		1,251,041
REAL ESTATE INVESTMENT TRUSTS — 1.41%
Alstria Office REIT AG	6,618	79,791
Hamborner REIT AG	4,512	42,512
Prime Office REIT AG	4,260	23,298

		145,601
RETAIL — 1.88%
BayWa AG Registered	1,380	69,769
Cewe Color Holding AG	444	20,140
Delticom AG	564	28,364
Takkt AG	2,046	35,452
Tom Tailor Holding AG	1,752	39,962

		193,687
SEMICONDUCTORS — 3.20%
AIXTRON SEa	10,110	180,750
Dialog Semiconductor PLC[a,b]	6,396	99,512
Kontron AG	4,875	25,512
Suss Microtec AGa	2,106	23,579

		329,353

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

SOFTWARE — 2.78%
Nemetschek AG	492	$29,497
PSI AG	1,068	21,620
Software AG	6,810	234,633

		285,750
TELECOMMUNICATIONS — 3.67%
ADVA Optical Networking SEa	3,918	20,651
Drillisch AG	4,818	78,801
Freenet AG	10,686	229,063
Init Innovation in Traffic Systems AG	576	17,976
QSC AG	9,486	30,771

		377,262
TRANSPORTATION — 0.20%
VTG AG	1,104	20,102

		20,102

TOTAL COMMON STOCKS
(Cost: $8,698,203)		9,854,088

PREFERRED STOCKS — 3.63%

BIOTECHNOLOGY — 0.37%
Biotest AG	534	38,202

		38,202
BUILDING MATERIALS — 0.40%
Sto AG	261	41,267

		41,267
COMMERCIAL SERVICES — 0.35%
Sixt AG	1,752	35,660

		35,660
ELECTRONICS — 0.94%
Sartorius AG	936	96,778

		96,778
HEALTH CARE — PRODUCTS — 0.80%
Draegerwerk AG & Co. KGaA	660	82,542

		82,542
MACHINERY — 0.77%
Jungheinrich AG	1,695	79,521

		79,521

TOTAL PREFERRED STOCKS
(Cost: $300,309)		373,970

Security	Shares	Value

SHORT-TERM INVESTMENTS — 5.56%

MONEY MARKET FUNDS — 5.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	530,712	$530,712
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	38,714	38,714
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,720	2,720

		572,146

TOTAL SHORT-TERM INVESTMENTS
(Cost: $572,146)		572,146

TOTAL INVESTMENTS IN SECURITIES — 104.93%
(Cost: $9,570,658)		10,800,204
Other Assets, Less Liabilities — (4.93)%		(507,630)

NET ASSETS — 100.00%		$10,292,574

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

34

Schedule of Investments  (Unaudited)

iSHARES® MSCI HONG KONG SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.14%

APPAREL — 2.93%
Sitoy Group Holdings Ltd.	28,000	$12,083
Stella International Holdings Ltd.	58,000	162,880

		174,963
AUTO PARTS & EQUIPMENT — 3.01%
Xinyi Glass Holdings Co. Ltd.[a]	208,000	179,791

		179,791
BANKS — 5.71%
Dah Sing Banking Group Ltd.	46,400	57,680
Dah Sing Financial Holdings Ltd.	16,000	71,314
Wing Hang Bank Ltd.	22,000	211,277

		340,271
BEVERAGES — 0.34%
Silver Base Group Holdings Ltd.[a]	84,225	20,506

		20,506
BIOTECHNOLOGY — 0.57%
CK Life Sciences International (Holdings) Inc.[a]	384,000	34,132

		34,132
BUILDING MATERIALS — 0.40%
Far East Global Group Ltd.[b]	64,000	23,662

		23,662
COMMERCIAL SERVICES — 0.42%
Pico Far East Holdings Ltd.	72,000	24,950

		24,950
DISTRIBUTION & WHOLESALE — 0.95%
Pacific Andes International Holdings Ltd.	272,000	12,964
VST Holdings Ltd.	104,400	23,401
YGM Trading Ltd.	8,212	20,417

		56,782
DIVERSIFIED FINANCIAL SERVICES — 1.96%
Get Nice Holdings Ltd.	392,000	17,927
Guotai Junan International Holdings Ltd.	52,000	23,311
Haitong International Securities Group Ltd.	40,000	18,808
Value Partners Group Ltd.	96,000	56,639

		116,685
ELECTRICAL COMPONENTS & EQUIPMENT — 2.21%
Johnson Electric Holdings Ltd.	182,000	119,570
Neo-Neon Holdings Ltd.[b]	64,000	12,367

		131,937

Security	Shares	Value

ELECTRONICS — 1.82%
Truly International Holdings Ltd.	168,000	$108,425

		108,425
ENGINEERING & CONSTRUCTION — 0.73%
SOCAM Development Ltd.	33,000	43,786

		43,786
HAND & MACHINE TOOLS — 7.23%
Techtronic Industries Co. Ltd.[a]	166,000	430,888

		430,888
HOLDING COMPANIES — DIVERSIFIED — 4.83%
China Financial International Investments Ltd.[a,b]	520,000	26,125
Emperor International Holdings Ltd.	136,000	41,696
Melco International Development Ltd.	100,000	220,024

		287,845
HOME FURNISHINGS — 0.36%
Samson Holding Ltd.	116,000	21,667

		21,667
HOUSEHOLD PRODUCTS & WARES — 0.77%
Goodbaby International Holdings Ltd.	84,000	45,988

		45,988
INTERNET — 0.40%
SUNeVision Holdings Ltd.	88,000	24,032

		24,032
LODGING — 1.39%
Century City International Holdings Ltd.	208,000	16,345
Dorsett Hospitality International Ltd.	72,000	18,272
Emperor Entertainment Hotel Ltd.	60,000	20,946
Regal Hotels International Holdings Ltd.	56,000	27,124

		82,687
MACHINERY — 0.04%
Chen Hsong Holdings Ltd.	8,000	2,659

		2,659
MANUFACTURING — 0.72%
Singamas Container Holdings Ltd.	176,000	42,850

		42,850
MEDIA — 4.88%
Television Broadcasts Ltd.	40,000	290,874

		290,874
MINING — 2.79%
China Daye Non-Ferrous Metals Mining Ltd.[b]	640,000	18,797
CST Mining Group Ltd.[b]	2,656,000	32,504

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI HONG KONG SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

G-Resources Group Ltd.[b]	1,956,000	$79,371
IRC Ltd.[a,b]	136,000	16,643
Mongolia Energy Corp. Ltd.[b]	492,000	19,014

		166,329
OIL & GAS — 1.26%
Brightoil Petroleum (Holdings) Ltd.[a,b]	316,000	60,653
Pearl Oriental Oil Ltd.[b]	228,000	14,392

		75,045
PHARMACEUTICALS — 0.41%
United Laboratories International Holdings Ltd. (The)[a,b]	64,000	24,239

		24,239
REAL ESTATE — 9.10%
CSI Properties Ltd.	728,000	32,354
Great Eagle Holdings Ltd.	32,000	126,964
HKR International Ltd.	92,800	47,818
K. Wah International Holdings Ltd.	128,000	65,461
Kowloon Development Co. Ltd.	44,000	56,907
Lai Sun Development Co. Ltd.[b]	1,208,000	38,748
Midland Holdings Ltd.[a]	80,000	34,421
Paliburg Holdings Ltd.	8,000	2,762
Polytec Asset Holdings Ltd.	160,000	20,405
Shun Tak Holdings Ltd.[a]	184,000	98,841
Soundwill Holdings Ltd.	8,000	18,096

		542,777
REAL ESTATE INVESTMENT TRUSTS — 4.63%
Champion REIT[a]	276,000	130,839
Prosperity REIT	140,000	49,055
Regal REIT[a]	124,000	38,976
Sunlight REIT	132,000	57,474

		276,344
RETAIL — 21.90%
Bonjour Holdings Ltd.	152,000	25,259
Cafe de Coral Holdings Ltd.[a]	40,000	137,837
Chow Sang Sang Holdings International Ltd.[a]	36,000	88,762
Dickson Concepts International Ltd.	28,000	15,943
Emperor Watch & Jewellery Ltd.[a]	400,000	40,192
Esprit Holdings Ltd.[a]	222,850	341,618
Giordano International Ltd.	144,000	136,528
Glorious Sun Enterprises Ltd.	24,000	6,863
I.T Ltd.	64,000	26,217
Luk Fook Holdings International Ltd.	40,000	104,859

Security	Shares	Value

Man Wah Holdings Ltd.	40,000	$42,047
Ming Fung Jewellery Group Ltd.[b]	360,000	13,217
Newocean Energy Holdings Ltd.	112,000	78,631
Oriental Watch Holdings Ltd.	48,000	16,510
Sa Sa International Holdings Ltd.	120,000	134,178
Stelux Holdings International Ltd.	48,000	17,870
Trinity Ltd.[a]	112,000	46,313
Tsui Wah Holdings Ltd.[b]	48,000	33,019

		1,305,863
TELECOMMUNICATIONS — 11.48%
Citic Telecom International Holdings Ltd.[a]	164,000	51,126
Foxconn International Holdings Ltd.[a,b]	272,000	154,522
Hong Kong Television Network Ltd.	52,000	17,885
Hutchison Telecommunications Hong Kong Holdings Ltd.	176,000	95,450
SmarTone Telecommunications Holding Ltd.[a]	44,000	76,859
VTech Holdings Ltd.	19,600	288,844

		684,686
TEXTILES — 2.93%
Cecep Costin New Materials Group Ltd.	32,000	13,438
Pacific Textile Holdings Ltd.	60,000	75,669
Texwinca Holdings Ltd.	80,000	85,330

		174,437
TRANSPORTATION — 2.97%
Pacific Basin Shipping Ltd.	212,000	121,801
SITC International Holdings Co. Ltd.[a]	144,000	55,465

		177,266

TOTAL COMMON STOCKS
(Cost: $5,418,875)		5,912,366

SHORT-TERM INVESTMENTS — 23.50%

MONEY MARKET FUNDS — 23.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	1,303,661	1,303,661
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	95,099	95,099
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,910	2,910

		1,401,670

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI HONG KONG SMALL-CAP ETF

May 31, 2013

Value

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,401,670)	$1,401,670

TOTAL INVESTMENTS IN SECURITIES — 122.64%
(Cost: $6,820,545)	7,314,036
Other Assets, Less Liabilities — (22.64)%	(1,350,291)

NET ASSETS — 100.00%	$5,963,745

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

37

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI INDIA ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.13%

AGRICULTURE — 5.19%
ITC Ltd.	1,385,951	$8,339,997

		8,339,997
AUTO MANUFACTURERS — 3.71%
Mahindra & Mahindra Ltd.	192,659	3,300,119
Tata Motors Ltd.	480,822	2,666,930

		5,967,049
BANKS — 17.90%
Axis Bank Ltd.	181,864	4,605,923
Bank of Baroda	25,781	297,427
Bank of India	74,549	379,773
Canara Bank Ltd.	58,039	423,335
HDFC Bank Ltd.	966,851	11,990,425
ICICI Bank Ltd.	269,240	5,502,773
Kotak Mahindra Bank Ltd.	182,118	2,524,374
State Bank of India	84,455	3,060,251

		28,784,281
BEVERAGES — 1.79%
United Breweries Ltd.	41,783	566,106
United Spirits Ltd.	54,102	2,312,637

		2,878,743
BUILDING MATERIALS — 1.68%
ACC Ltd.	28,575	616,549
Ambuja Cements Ltd.	413,166	1,333,820
Ultratech Cement Ltd.	22,642	752,916

		2,703,285
CHEMICALS — 0.96%
Asian Paints Ltd.	18,034	1,552,645

		1,552,645
COAL — 1.13%
Coal India Ltd.	316,992	1,822,206

		1,822,206
COMMERCIAL SERVICES — 0.43%
Adani Ports and Special Economic Zone Ltd.	254,199	684,269

		684,269
COMPUTERS — 13.64%
Infosys Ltd.	288,417	12,314,336
Tata Consultancy Services Ltd.	294,767	7,819,662
Wipro Ltd.	310,471	1,800,935

		21,934,933

Security	Shares	Value

COSMETICS & PERSONAL CARE — 0.46%
Dabur India Ltd.	264,795	$732,950

		732,950
DISTRIBUTION & WHOLESALE — 0.33%
Adani Enterprises Ltd.	143,256	536,909

		536,909
DIVERSIFIED FINANCIAL SERVICES — 12.08%
Housing Development Finance Corp. Ltd.	916,940	14,450,104
Infrastructure Development Finance Co. Ltd.	626,872	1,605,884
LIC Housing Finance Ltd.	178,181	807,232
Power Finance Corp. Ltd.	172,847	560,143
Rural Electrification Corp. Ltd.	192,786	754,625
Shriram Transport Finance Co. Ltd.	86,233	1,245,215

		19,423,203
ELECTRIC — 2.94%
NTPC Ltd.	672,465	1,835,781
Power Grid Corp. of India Ltd.	697,103	1,398,279
Reliance Infrastructure Ltd.	8,342	53,366
Reliance Power Ltd.[a]	377,317	459,914
Tata Power Co. Ltd.	617,985	978,098

		4,725,438
ELECTRICAL COMPONENTS & EQUIPMENT — 1.13%
Bharat Heavy Electricals Ltd.	374,650	1,330,195
Siemens Ltd.	46,101	486,025

		1,816,220
ENGINEERING & CONSTRUCTION — 2.49%
Jaiprakash Associates Ltd.	636,651	739,951
Larsen & Toubro Ltd.	131,445	3,259,655

		3,999,606
FOOD — 0.06%
GlaxoSmithKline Consumer Healthcare Ltd.	991	102,032

		102,032
GAS — 0.67%
GAIL (India) Ltd.	199,009	1,078,281

		1,078,281
HEALTH CARE — SERVICES — 0.33%
Apollo Hospitals Enterprise Ltd.	29,912	533,634

		533,634
HOLDING COMPANIES — DIVERSIFIED — 0.24%
Aditya Birla Nuvo Ltd.	20,958	393,150

		393,150

38

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI INDIA ETF

May 31, 2013

Security	Shares	Value

HOUSEHOLD PRODUCTS & WARES — 4.26%
Godrej Consumer Products Ltd.	75,510	$1,156,545
Hindustan Unilever Ltd.	542,417	5,689,689

		6,846,234
INSURANCE — 0.25%
Reliance Capital Ltd.	69,342	400,879

		400,879
IRON & STEEL — 1.77%
Jindal Steel & Power Ltd.	239,649	1,206,836
JSW Steel Ltd.	51,308	621,310
Tata Steel Ltd.	196,469	1,014,780

		2,842,926
LEISURE TIME — 1.54%
Bajaj Auto Ltd.	52,705	1,698,671
Hero Motocorp Ltd.	25,403	780,889

		2,479,560
MEDIA — 0.40%
Zee Entertainment Enterprises Ltd.	162,433	650,192

		650,192
MINING — 2.10%
Hindalco Industries Ltd.	672,211	1,218,632
Sesa Goa Ltd.	249,809	724,860
Sterlite Industries (India) Ltd.	861,187	1,427,053

		3,370,545
OIL & GAS — 10.81%
Bharat Petroleum Corp. Ltd.	110,054	734,245
Cairn (India) Ltd.	299,593	1,514,540
Oil & Natural Gas Corp. Ltd.	483,108	2,804,481
Oil India Ltd.	70,686	744,090
Reliance Industries Ltd.	812,038	11,591,506

		17,388,862
PHARMACEUTICALS — 6.06%
Cipla Ltd.	216,662	1,421,335
Divi’s Laboratories Ltd.	25,472	440,850
Dr. Reddy’s Laboratories Ltd.	63,881	2,365,921
Lupin Ltd.	47,752	623,646
Piramal Enterprises Ltd.	44,105	418,094
Ranbaxy Laboratories Ltd.[a]	80,427	534,448

Security	Shares	Value

Sun Pharmaceuticals Industries Ltd.	194,945	$3,603,471
Wockhardt Ltd.[a]	15,384	333,173

		9,740,938
REAL ESTATE — 0.58%
DLF Ltd.	263,779	909,229
Unitech Ltd.[a]	52,398	21,985

		931,214
RETAIL — 0.44%
Titan Industries Ltd.	135,037	701,781

		701,781
SOFTWARE — 1.57%
HCL Technologies Ltd.	130,810	1,724,951
Satyam Computer Services Ltd.[a]	411,607	805,215

		2,530,166
TELECOMMUNICATIONS — 2.19%
Bharti Airtel Ltd.	357,378	1,910,424
Idea Cellular Ltd.[a]	420,500	975,596
Reliance Communications Ltd.	335,534	632,040

		3,518,060

TOTAL COMMON STOCKS
(Cost: $155,824,059)		159,410,188

TOTAL INVESTMENTS IN SECURITIES — 99.13%
(Cost: $155,824,059)		159,410,188
Other Assets, Less Liabilities — 0.87%		1,405,484

NET ASSETS — 100.00%		$160,815,672

[a]	Non-income earning security.

See accompanying notes to schedules of investments.

39

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI INDIA SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.87%

AIRLINES — 0.37%
Jet Airways India Ltd.[a]	851	$7,409
SpiceJet Ltd.[a]	7,915	4,666

		12,075
APPAREL — 1.88%
Arvind Ltd.	15,498	22,485
Bata India Ltd.	1,975	28,056
Page Industries Ltd.	153	11,479

		62,020
AUTO MANUFACTURERS — 3.10%
Ashok Leyland Ltd.	126,249	53,083
Eicher Motors Ltd.	751	49,215

		102,298
AUTO PARTS & EQUIPMENT — 2.17%
Amtek India Ltd.	4,616	7,686
Apollo Tyres Ltd.	12,799	20,246
MRF Ltd.	165	43,510

		71,442
BANKS — 10.24%
Andhra Bank	23,132	35,158
Federal Bank Ltd.	14,253	113,638
Jammu & Kashmir Bank Ltd.	2,139	46,321
Karnataka Bank Ltd.	14,338	34,750
Karur Vysya Bank Ltd.	4,864	39,185
Syndicate Bank	5,721	12,979
UCO Bank	24,585	32,970
Vijaya Bank	24,688	22,356

		337,357
BEVERAGES — 3.58%
McLeod Russel India Ltd.	5,285	27,569
Radico Khaitan Ltd.	1,665	3,652
Tata Global Beverages Ltd.	33,638	86,887

		118,108
BIOTECHNOLOGY — 1.26%
Advanta India Ltd.[a]	253	3,265
Biocon Ltd.	7,988	38,225

		41,490

Security	Shares	Value

BUILDING MATERIALS — 2.16%
Century Textiles & Industries Ltd.	5,714	$28,269
India Cements Ltd.	24,393	28,804
Madras Cements Ltd.	3,563	14,032

		71,105
CHEMICALS — 7.32%
Bayer CropScience Ltd.	1,056	26,080
Berger Paints India Ltd.	8,646	34,417
Chambal Fertilizers & Chemicals Ltd.	16,190	12,339
EID Parry India Ltd.	5,320	13,285
Godrej Industries Ltd.	8,619	44,884
Gujarat Fluorochemicals Ltd.	3,279	16,042
Gujarat State Fertilisers & Chemicals Ltd.	22,568	22,674
Rallis India Ltd.	3,594	8,125
United Phosphorus Ltd.	23,139	63,496

		241,342
COMMERCIAL SERVICES — 0.28%
Gujarat Pipavav Port Ltd.[a]	11,003	9,253

		9,253
COMPUTERS — 3.10%
CMC Ltd.	433	9,484
HCL Infosystems Ltd.	12,795	7,634
MindTree Ltd.	2,334	33,786
NIIT Technologies Ltd.	2,732	12,832
Redington India Ltd.	28,867	38,482

		102,218
DIVERSIFIED FINANCIAL SERVICES — 14.09%
Bajaj Finance Ltd.	2,202	57,398
Cholamandalam Investment and Finance Co. Ltd.	984	4,854
Dewan Housing Finance Corp. Ltd.	3,903	11,232
Edelweiss Financial Services Ltd.	6,057	3,340
Financial Technologies (India) Ltd.	2,586	37,708
Gruh Finance Ltd.	2,304	9,186
IFCI Ltd.	65,903	29,693
India Infoline Ltd.	11,040	12,118
Indiabulls Housing Finance Ltd.[a]	25,444	122,434
Mahindra & Mahindra Financial Services Ltd.	29,370	131,134
Multi Commodity Exchange of India Ltd.	515	7,780
SE Investments Ltd.	2,340	15,927
SREI Infrastructure Finance Ltd.	13,293	6,036
Sundaram Finance Ltd.	1,560	15,477

		464,317

40

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

ELECTRIC — 2.48%
CESC Ltd.	6,720	$39,313
GVK Power & Infrastructure Ltd.[a]	72,294	10,367
Indiabulls Infrastructure and Power Ltd.[a]	24,923	1,324
Lanco Infratech Ltd.[a]	53,242	8,766
PTC India Ltd.	22,395	22,044

		81,814
ELECTRICAL COMPONENTS & EQUIPMENT — 3.27%
Amara Raja Batteries Ltd.	4,246	20,040
Bajaj Electricals Ltd.	1,028	2,962
Havells India Ltd.	4,918	64,330
Schneider Electric Infrastructure Ltd. New	5,799	7,536
Suzlon Energy Ltd.[a]	62,671	13,037

		107,905
ENGINEERING & CONSTRUCTION — 3.88%
GMR Infrastructure Ltd.[a]	93,767	34,612
Hindustan Construction Co. Ltd.[a]	44,311	10,394
IRB Infrastructure Developers Ltd.	12,123	25,605
NCC Ltd.	13,792	7,643
Punj Lloyd Ltd.	26,200	19,991
Voltas Ltd.	20,085	29,780

		128,025
FOOD — 2.94%
Balrampur Chini Mills Ltd.[a]	7,223	6,132
Britannia Industries Ltd.	2,376	30,463
REI Agro Ltd.	79,733	19,762
Ruchi Soya Industries Ltd.	20,153	23,904
Shree Renuka Sugars Ltd.[a]	43,889	16,550

		96,811
GAS — 1.41%
Gujarat Gas Co. Ltd.	5,722	23,350
Indraprastha Gas Ltd.	4,730	23,104

		46,454
HOLDING COMPANIES — DIVERSIFIED — 0.59%
Sintex Industries Ltd.	22,985	19,288

		19,288
HOME BUILDERS — 1.35%
Sobha Developers Ltd.	6,415	44,599

		44,599

Security	Shares	Value

HOME FURNISHINGS — 0.75%
TTK Prestige Ltd.	191	$11,942
Videocon Industries Ltd.	2,313	8,958
Whirlpool of India Ltd.[a]	995	3,819

		24,719
HOUSEHOLD PRODUCTS & WARES — 0.17%
Jyothy Laboratories Ltd.	1,553	5,614

		5,614
INSURANCE — 1.91%
MAX India Ltd.	16,618	62,871

		62,871
IRON & STEEL — 0.47%
MOIL Ltd.	865	3,030
Orissa Minerals Development Co. Ltd. New	279	12,337

		15,367
LEISURE TIME — 1.08%
Cox & Kings Ltd.	9,354	19,922
TVS Motor Co. Ltd.	24,752	15,731

		35,653
LODGING — 1.45%
EIH Ltd.	3,843	3,841
Indian Hotels Co. Ltd.	48,315	43,880

		47,721
MACHINERY — 1.43%
Thermax Ltd.	4,576	47,081

		47,081
MANUFACTURING — 1.58%
Jain Irrigation Systems Ltd.	19,694	24,127
Supreme Industries Ltd.	3,624	23,241
VIP Industries Ltd.	4,848	4,871

		52,239
MEDIA — 2.24%
DEN Networks Ltd.[a]	2,521	9,564
Hathway Cable & Datacom Ltd.[a]	5,850	29,004
Jagran Prakashan Ltd.	10,455	15,955
TV18 Broadcast Ltd.[a]	41,803	19,279

		73,802

41

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

METAL FABRICATE & HARDWARE — 3.00%
Bharat Forge Ltd.	12,153	$50,432
Jindal Saw Ltd.	16,565	21,042
Maharashtra Seamless Ltd.	750	3,051
Tube Investments of India Ltd.	4,605	11,834
Welspun Corp. Ltd.	15,401	12,392

		98,751
MINING — 0.87%
Gujarat Mineral Development Corp. Ltd.	11,649	28,553

		28,553
OIL & GAS — 0.32%
Aban Offshore Ltd.	2,031	10,625

		10,625
PHARMACEUTICALS — 6.68%
Aurobindo Pharma Ltd.	15,001	45,254
Emami Ltd.	5,043	68,300
Ipca Laboratories Ltd.	3,192	33,598
Novartis India Ltd.	339	3,191
Strides Arcolab Ltd.	1,797	27,818
Sun Pharma Advanced Research Co. Ltd.[a]	5,303	15,172
Torrent Pharmaceuticals Ltd.	1,341	18,711
Unichem Laboratories Ltd.	2,866	8,278

		220,322
PIPELINES — 0.74%
Gujarat State Petronet Ltd.	23,247	24,406

		24,406
REAL ESTATE — 2.67%
Anant Raj Industries Ltd.	4,970	5,710
Godrej Properties Ltd.	576	5,800
Housing Development & Infrastructure Ltd.[a]	26,670	19,783
Indiabulls Real Estate Ltd.	29,706	36,630
Prestige Estates Projects Ltd.	5,481	16,273
Sunteck Realty Ltd.	541	3,849

		88,045
RETAIL — 4.31%
Gitanjali Gems Ltd.	4,064	41,449
Jubilant Foodworks Ltd.[a]	2,787	54,423

Security	Shares	Value

Rajesh Exports Ltd.	11,223	$24,220
Shoppers Stop Ltd.	1,621	10,762
Trent Ltd.	591	11,262

		142,116
SHIPBUILDING — 0.28%
Pipavav Defence & Offshore Engineering Co. Ltd.[a]	7,577	9,135

		9,135
SOFTWARE — 2.11%
Hexaware Technologies Ltd.	23,266	33,137
Indian Infotech & Software Ltd.[a]	12,252	3,286
KPIT Cummins Infosystems Ltd.	8,941	17,056
Polaris Financial Technology Ltd.	2,415	4,864
Rolta India Ltd.	10,579	11,106

		69,449
TEXTILES — 1.11%
Bombay Dyeing & Manufacturing Co. Ltd. New	11,862	15,551
Raymond Ltd.	4,303	20,884

		36,435
TRANSPORTATION — 1.23%
Gateway Distriparks Ltd.	1,413	3,021
Great Eastern Shipping Co. Ltd. (The)	8,661	37,597

		40,618

TOTAL COMMON STOCKS
(Cost: $3,632,494)		3,291,443

TOTAL INVESTMENTS IN SECURITIES — 99.87%
(Cost: $3,632,494)		3,291,443
Other Assets, Less Liabilities — 0.13%		4,172

NET ASSETS — 100.00%		$3,295,615

[a]	Non-income earning security.

See accompanying notes to schedules of investments.

42

Schedule of Investments  (Unaudited)

iSHARES® MSCI INDONESIA ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.33%

AGRICULTURE — 6.33%
PT Astra Agro Lestari Tbk	1,490,670	$2,967,643
PT Bisi International Tbk	5,679,500	475,466
PT BW Plantation Tbk	6,136,252	682,850
PT Central Proteinaprima Tbk[a,b]	450,000	—
PT Charoen Pokphand Indonesia Tbk	27,934,225	14,116,836
PT Gudang Garam Tbk	1,821,242	9,947,570
PT Japfa Comfeed Indonesia Tbk	18,160,500	3,671,035
PT Malindo Feedmill Tbk	2,888,500	1,098,485
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	11,623,000	2,278,322
PT Sampoerna Agro Tbk	2,504,872	480,772

		35,718,979
AIRLINES — 0.16%
PT Garuda Indonesia (Persero) Tbk[a]	17,142,000	927,541

		927,541
AUTO PARTS & EQUIPMENT — 0.45%
PT Gajah Tunggal Tbk	5,936,986	1,954,750
PT Selamat Sempurna Tbk	2,180,500	567,665

		2,522,415
BANKS — 26.50%
PT Bank Bukopin Tbk	12,068,699	1,022,667
PT Bank Central Asia Tbk	47,234,658	49,911,047
PT Bank Danamon Indonesia Tbk	12,700,360	7,455,546
PT Bank Mandiri (Persero) Tbk	35,332,780	34,990,094
PT Bank Negara Indonesia (Persero) Tbk	28,238,558	14,054,412
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	9,176,836	1,143,006
PT Bank Pembangunan Daerah Jawa Timur Tbk	11,294,500	501,593
PT Bank Rakyat Indonesia (Persero) Tbk	42,024,672	38,184,745
PT Bank Tabungan Negara (Persero) Tbk	15,845,426	2,297,142

		149,560,252
BUILDING MATERIALS — 6.70%
PT Arwana Citramulia Tbk	4,517,000	1,567,922
PT Asahimas Flat Glass Tbk	346,011	261,407

Security	Shares	Value

PT Holcim Indonesia Tbk	5,802,500	$1,866,041
PT Indocement Tunggal Prakarsa Tbk	5,574,644	13,516,876
PT Semen Gresik (Persero) Tbk	11,228,155	20,633,669

		37,845,915
CHEMICALS — 0.02%
PT Polychem Indonesia Tbk[a]	3,679,096	103,293

		103,293
COAL — 3.38%
PT Adaro Energy Tbk	54,487,839	5,173,424
PT Bukit Asam (Persero) Tbk	3,054,050	3,803,922
PT Bumi Resources Tbk	55,047,917	3,709,201
PT Darma Henwa Tbk[a]	35,248,500	179,931
PT Exploitasi Energi Indonesia Tbk[a]	8,476,000	281,235
PT Golden Eagle Energy Tbk[a]	813,334	448,393
PT Indika Energy Tbk	5,917,500	561,845
PT Indo Tambangraya Megah Tbk	1,497,380	4,586,156
PT Resource Alam Indonesia Tbk	1,704,000	325,317

		19,069,424
COMMERCIAL SERVICES — 1.22%
PT Citra Marga Nusaphala Persada Tbk	6,664,000	1,615,824
PT Jasa Marga (Persero) Tbk	7,723,000	5,282,706

		6,898,530
DISTRIBUTION & WHOLESALE — 0.63%
PT AKR Corporindo Tbk	6,561,168	3,583,691

		3,583,691
DIVERSIFIED FINANCIAL SERVICES — 0.06%
PT Clipan Finance Indonesia Tbk	7,146,000	313,709

		313,709
ENGINEERING & CONSTRUCTION — 1.73%
PT Adhi Karya Persero Tbk	3,411,000	1,358,132
PT Alam Sutera Realty Tbk	37,192,116	4,024,874
PT Pembangunan Perumahan (Persero) Tbk	7,334,000	1,310,311
PT Total Bangun Persada Tbk	4,519,000	738,173
PT Wijaya Karya (Persero) Tbk	8,093,639	2,334,306

		9,765,796

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI INDONESIA ETF

May 31, 2013

Security	Shares	Value

FOOD — 3.41%
PT Indofood CBP Sukses Makmur Tbk	3,457,577	$4,624,222
PT Indofood Sukses Makmur Tbk	16,620,730	12,471,911
PT Nippon Indosari Corpindo Tbk	959,500	852,236
PT Tiga Pilar Sejahtera Food Tbk	5,539,500	831,349
PT Tunas Baru Lampung Tbk	8,420,000	447,004

		19,226,722
GAS — 4.30%
PT Perusahaan Gas Negara (Persero) Tbk	43,266,507	24,294,619

		24,294,619
HOME BUILDERS — 0.24%
PT Waskita Karya Persero Tbk	12,763,000	1,368,162

		1,368,162
HOUSEHOLD PRODUCTS & WARES — 3.19%
PT Unilever Indonesia Tbk	5,777,504	17,990,186

		17,990,186
INSURANCE — 0.24%
PT Panin Financial Tbk[a]	47,767,778	1,341,107

		1,341,107
IRON & STEEL — 0.11%
PT Krakatau Steel (Persero) Tbk	11,943,500	634,060

		634,060
MACHINERY — 1.95%
PT Hexindo Adiperkasa Tbk	796,318	402,427
PT United Tractors Tbk	6,355,796	10,576,771

		10,979,198
MEDIA — 3.39%
PT Bhakti Investama Tbk	94,569,500	5,213,632
PT Global Mediacom Tbk	26,438,500	7,017,877
PT Media Nusantara Citra Tbk	15,849,500	5,420,707
PT MNC Sky Vision Tbk[a]	5,349,500	1,474,594

		19,126,810
METAL FABRICATE & HARDWARE — 0.16%
PT Bakrie and Brothers Tbk[a]	181,129,614	924,602

		924,602
MINING — 1.07%
PT Aneka Tambang (Persero) Tbk	12,638,566	1,651,594
PT Borneo Lumbung Energi & Metal Tbk[a]	20,093,500	830,819
PT Bumi Resources Minerals Tbk[a]	48,399,500	1,951,792
PT Central Omega Resources Tbk	5,319,500	298,696
PT Delta Dunia Makmur Tbk[a]	18,554,554	340,972
PT Timah (Persero) Tbk	7,622,410	972,742

		6,046,615

Security	Shares	Value

OIL & GAS — 0.91%
PT Benakat Petroleum Energy Tbk[a]	82,127,710	$1,333,160
PT Energi Mega Persada Tbk[a]	122,489,942	1,713,234
PT Medco Energi Internasional Tbk	5,678,252	1,159,419
PT Sugih Energy Tbk[a]	19,115,911	917,251

		5,123,064
PHARMACEUTICALS — 2.56%
PT Kalbe Farma Tbk	86,504,085	12,805,607
PT Tempo Scan Pacific Tbk	3,393,702	1,645,746

		14,451,353
PIPELINES — 0.10%
PT Hanson International Tbk[a]	8,971,007	577,002

		577,002
REAL ESTATE — 8.72%
PT Agung Podomoro Land Tbk[a]	23,283,000	1,164,744
PT Bakrieland Development Tbk[a]	148,278,795	756,911
PT Bekasi Fajar Industrial Estate Tbk[a]	8,815,500	846,000
PT Bumi Serpong Damai Tbk	10,694,122	2,401,947
PT Ciputra Development Tbk	40,188,322	6,318,531
PT Ciputra Property Tbk	10,476,640	1,572,298
PT Ciputra Surya Tbk	1,065,980	418,992
PT Gading Development Tbk[a]	15,159,500	564,902
PT Intiland Development Tbk	21,582,620	1,410,197
PT Kawasan Industri Jababeka Tbk[a]	63,765,000	2,669,081
PT Lippo Cikarang Tbk[a]	1,582,000	1,663,563
PT Lippo Karawaci Tbk	74,156,962	13,930,455
PT Metropolitan Land Tbk	7,173,000	476,003
PT Modernland Realty Tbk[a]	16,605,477	1,915,691
PT Nirvana Development Tbk[a]	13,629,000	445,256
PT Pakuwon Jati Tbk	62,125,077	2,663,862
PT Sentul City Tbk[a]	83,198,050	2,590,649
PT Summarecon Agung Tbk	18,057,979	5,162,056
PT Surya Semesta Internusa Tbk	13,360,374	2,264,239

		49,235,377
RETAIL — 11.37%
PT ACE Hardware Indonesia Tbk	18,513,979	1,795,639
PT Agis Tbk[a]	18,745,500	755,944
PT Astra International Tbk	76,625,830	55,151,822
PT Erajaya Swasembada Tbk[a]	4,392,500	1,547,129
PT Mitra Adiperkasa Tbk	2,828,500	2,570,051
PT Ramayana Lestari Sentosa Tbk	12,088,000	1,851,148
PT Tiphone Mobile Indonesia Tbk[a]	7,122,000	501,703

		64,173,436

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI INDONESIA ETF

May 31, 2013

Security	Shares	Value

TELECOMMUNICATIONS — 9.01%
PT Bakrie Telecom Tbk[a]	103,006,268	$525,810
PT Indosat Tbk	5,143,378	2,730,533
PT Telekomunikasi Indonesia (Persero) Tbk	34,343,178	38,743,453
PT Tower Bersama Infrastructure Tbk[a]	6,356,500	3,893,721
PT XL Axiata Tbk	9,683,500	4,943,083

		50,836,600
TRANSPORTATION — 0.42%
PT Berlian Laju Tanker Tbk[a,b]	20,137,514	—
PT Trada Maritime Tbk[a]	16,579,000	2,369,638

		2,369,638

TOTAL COMMON STOCKS
(Cost: $525,710,465)		555,008,096

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	144,402	144,402

		144,402

TOTAL SHORT-TERM INVESTMENTS
(Cost: $144,402)		$144,402

TOTAL INVESTMENTS IN SECURITIES — 98.36%
(Cost: $525,854,867)		555,152,498
Other Assets, Less Liabilities — 1.64%		9,279,221

NET ASSETS — 100.00%		$564,431,719

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

45

Schedule of Investments  (Unaudited)

iSHARES® MSCI IRELAND CAPPED ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 100.04%

AIRLINES — 9.44%
Aer Lingus Group PLC	1,288,170	$2,699,530
Ryanair Holdings PLC SP ADR	53,625	2,619,045

		5,318,575
BANKS — 4.65%
Bank of Ireland[a]	10,941,918	2,623,434

		2,623,434
BEVERAGES — 4.67%
C&C Group PLC	441,324	2,630,997

		2,630,997
BUILDING MATERIALS — 28.41%
CRH PLC	629,421	13,296,391
Kingspan Group PLC	219,726	2,714,379

		16,010,770
DISTRIBUTION & WHOLESALE — 0.41%
DCC PLC	6,080	230,447

		230,447
ENTERTAINMENT — 4.74%
Paddy Power PLC	31,785	2,671,389

		2,671,389
FOOD — 19.56%
Fyffes PLC	29,535	24,880
Glanbia PLC	195,546	2,686,333
Kerry Group PLC Class A	141,843	8,033,306
Total Produce PLC	341,259	283,054

		11,027,573
FOREST PRODUCTS & PAPER — 4.86%
Smurfit Kappa Group PLC	163,839	2,739,126

		2,739,126
INSURANCE — 4.50%
FBD Holdings PLC	141,726	2,534,741

		2,534,741
MEDIA — 0.02%
Independent News & Media PLC[a]	235,298	10,368

		10,368

Security	Shares	Value

OIL & GAS — 0.02%
Providence Resources PLC[a]	1,320	$10,273

		10,273
PHARMACEUTICALS — 9.57%
Elan Corp. PLC[a]	439,686	5,384,922
United Drug PLC	1,543	7,666

		5,392,588
RETAIL — 4.58%
Grafton Group PLC Units	367,224	2,584,258

		2,584,258
TRANSPORTATION — 4.61%
Irish Continental Group PLC	87,516	2,599,036

		2,599,036

TOTAL COMMON STOCKS
(Cost: $46,799,979)		56,383,575

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	9,836	9,836

		9,836

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,836)		9,836

TOTAL INVESTMENTS IN SECURITIES — 100.06%
(Cost: $46,809,815)		56,393,411
Other Assets, Less Liabilities — (0.06)%		(35,451)

NET ASSETS — 100.00%		$56,357,960

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

46

Schedule of Investments  (Unaudited)

iSHARES® MSCI NEW ZEALAND CAPPED ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 100.04%

AIRLINES — 2.08%
Air New Zealand Ltd.	3,327,975	$3,887,710

		3,887,710
BUILDING MATERIALS — 14.93%
Fletcher Building Ltd.	4,188,870	27,957,510

		27,957,510
CHEMICALS — 2.07%
Nuplex Industries Ltd.[a]	1,718,325	3,877,643

		3,877,643
ELECTRIC — 8.59%
Contact Energy Ltd.	2,023,560	8,326,106
Infratil Ltd.	4,266,150	7,756,166

		16,082,272
ENGINEERING & CONSTRUCTION — 7.77%
Auckland International Airport Ltd.	6,066,900	14,561,613

		14,561,613
HEALTH CARE — PRODUCTS — 4.35%
Fisher & Paykel Healthcare Corp. Ltd.[a]	3,278,100	8,155,544

		8,155,544
HEALTH CARE — SERVICES — 7.82%
Ryman Healthcare Ltd.	2,094,855	11,008,180
Summerset Group Holdings Ltd.	1,501,605	3,640,034

		14,648,214
INTERNET — 6.64%
Diligent Board Member Services Inc.[b]	590,940	3,863,967
Trade Me Ltd.	2,169,615	8,563,750

		12,427,717
LODGING — 5.77%
SKYCITY Entertainment Group Ltd.	3,237,360	10,816,361

		10,816,361
MEDIA — 4.60%
Sky Network Television Ltd.	1,846,110	8,611,714

		8,611,714
OIL & GAS — 1.33%
New Zealand Oil & Gas Ltd.	3,891,720	2,498,122

		2,498,122

Security	Shares	Value

REAL ESTATE — 3.22%
Precinct Properties New Zealand Ltd.	6,941,130	$6,032,993

		6,032,993
REAL ESTATE INVESTMENT TRUSTS — 7.16%
Goodman Property Trust	7,801,185	6,904,937
Kiwi Income Property Trust	6,791,400	6,498,553

		13,403,490
RETAIL — 1.66%
Warehouse Group Ltd.(The)	1,014,510	3,114,535

		3,114,535
SOFTWARE — 2.56%
Xero Ltd.[b]	430,290	4,803,584

		4,803,584
TELECOMMUNICATIONS — 13.78%
Chorus Ltd.	2,948,715	5,854,749
Telecom Corp. of New Zealand Ltd.	10,829,280	19,947,464

		25,802,213
TRANSPORTATION — 5.71%
Freightways Ltd.	1,331,085	4,521,594
Mainfreight Ltd.	749,700	6,169,406

		10,691,000

TOTAL COMMON STOCKS
(Cost: $173,903,518)		187,372,235

SHORT-TERM INVESTMENTS — 1.46%

MONEY MARKET FUNDS — 1.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	2,436,761	2,436,761
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	177,756	177,756

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI NEW ZEALAND CAPPED ETF

May 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	117,603	$117,603

		2,732,120

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,732,120)		2,732,120

TOTAL INVESTMENTS IN SECURITIES — 101.50%
(Cost: $176,635,638)		190,104,355
Other Assets, Less Liabilities — (1.50)%		(2,802,283)

NET ASSETS — 100.00%		$187,302,072

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

48

Schedule of Investments  (Unaudited)

iSHARES® MSCI NORWAY CAPPED ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.45%

AIRLINES — 1.10%
Norwegian Air Shuttle ASa	2,596	$130,738

		130,738
BANKS — 10.80%
DNB ASA	72,696	1,178,981
SpareBank 1 SMN	12,516	108,457

		1,287,438
CHEMICALS — 4.85%
Borregaard ASA	9,604	43,896
Yara International ASA	11,960	534,857

		578,753
COMPUTERS — 0.32%
Dolphin Group ASA[a]	33,348	37,850

		37,850
ENGINEERING & CONSTRUCTION — 2.35%
Aker Solutions ASA	15,756	233,042
Kvaerner ASA	25,104	47,560

		280,602
ENVIRONMENTAL CONTROL — 1.20%
Tomra Systems ASA	16,092	143,546

		143,546
FOOD — 4.95%
Austevoll Seafood ASA	12,688	75,454
Cermaq ASA	6,552	121,344
Copeinca ASA	5,352	52,743
Leroey Seafood Group ASA	2,672	73,775
Marine Harvest ASA	256,768	267,001

		590,317
HOLDING COMPANIES — DIVERSIFIED — 0.78%
Aker ASA Class A	2,952	93,042

		93,042
HOME BUILDERS — 0.34%
BWG Homes ASA[a]	17,884	40,566

		40,566
INSURANCE — 3.82%
Gjensidige Forsikring ASA	19,156	289,678
Storebrand ASA[a]	34,904	165,403

		455,081
INTERNET — 0.69%
Atea ASA	8,212	82,323

		82,323

Security	Shares	Value

MANUFACTURING — 4.33%
Orkla ASA	61,204	$516,321

		516,321
MEDIA — 2.56%
Schibsted ASA	7,260	305,797

		305,797
MINING — 3.24%
Norsk Hydro ASA	84,428	383,447
Northland Resources SAa,b	50,768	2,933

		386,380
OIL & GAS — 28.22%
Det norske oljeselskap ASA[a,b]	7,976	125,628
DNO International ASA[a]	69,064	123,684
Norwegian Energy Co. ASA[a]	43,768	27,144
Seadrill Ltd.	25,796	1,053,676
Sevan Drilling ASa	68,616	38,706
Statoil ASA	87,868	1,996,101

		3,364,939
OIL & GAS SERVICES — 14.47%
Archer Ltd.[a]	39,712	27,799
BW Offshore Ltd.	51,128	68,021
Electromagnetic GeoServices ASa	23,592	42,851
Fred Olsen Energy ASA	3,564	150,179
Petroleum Geo-Services ASA	20,208	301,466
Polarcus Ltd.[a]	53,368	53,953
Prosafe SE	24,176	227,159
Subsea 7 SA	23,252	513,994
TGS-NOPEC Geophysical Co. ASA	9,704	340,480

		1,725,902
PHARMACEUTICALS — 1.06%
Algeta ASA[a,b]	3,232	125,975

		125,975
REAL ESTATE — 0.93%
Norwegian Property ASA	61,152	88,214
Selvaag Bolig ASA[a]	5,716	22,532

		110,746
SEMICONDUCTORS — 1.13%
Nordic Semiconductor ASA[a,b]	17,276	56,653
Renewable Energy Corp. ASA[a,b]	198,400	78,073

		134,726

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI NORWAY CAPPED ETF

May 31, 2013

Security	Shares	Value

SOFTWARE — 0.67%
Opera Software ASA	10,636	$79,877

		79,877
TELECOMMUNICATIONS — 9.16%
Telenor ASA	51,940	1,092,554

		1,092,554
TRANSPORTATION — 2.48%
Deep Sea Supply PLC[a]	20,400	32,409
Golden Ocean Group Ltd.[a]	48,824	53,922
Hoegh LNG Holdings Ltd.[a]	4,884	38,422
Songa Offshore SEa,b	24,204	22,824
Stolt-Nielsen Ltd.[b]	3,868	92,010
Wilh Wilhelmsen ASA	7,232	56,525

		296,112

TOTAL COMMON STOCKS
(Cost: $11,615,302)		11,859,585

SHORT-TERM INVESTMENTS — 2.72%

MONEY MARKET FUNDS — 2.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	301,736	301,736
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	22,011	22,011
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,246	1,246

		324,993

TOTAL SHORT-TERM INVESTMENTS
(Cost: $324,993)		324,993

TOTAL INVESTMENTS IN SECURITIES — 102.17%
(Cost: $11,940,295)		12,184,578
Other Assets, Less Liabilities — (2.17)%		(259,039)

NET ASSETS — 100.00%		$11,925,539

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

50

Schedule of Investments  (Unaudited)

iSHARES® MSCI PHILIPPINES ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 103.68%

AIRLINES — 0.86%
Cebu Air Inc.	2,137,660	$4,022,968

		4,022,968
BANKS — 14.60%
Bank of the Philippine Islands	7,122,125	17,270,353
BDO Unibank Inc.[a]	14,182,306	31,236,638
East West Banking Corp.[a]	2,898,600	2,400,071
Metropolitan Bank & Trust Co.	2,168,053	6,478,001
Philippine National Bank[a]	1,974,734	4,484,846
Rizal Commercial Banking Corp.	3,489,868	5,106,419
Security Bank Corp.	327,535	1,340,515

		68,316,843
BEVERAGES — 0.51%
Pepsi-Cola Products Philippines Inc.[a]	15,597,900	2,369,021

		2,369,021
COMMERCIAL SERVICES — 3.67%
International Container Terminal Services Inc.	7,809,300	17,190,806

		17,190,806
ELECTRIC — 8.06%
Aboitiz Power Corp.	18,463,715	15,615,752
Energy Development Corp.	73,730,820	10,814,551
First Gen Corp.[a]	11,883,237	5,903,666
First Philippine Holdings Corp.	2,270,839	5,358,793

		37,692,762
ENGINEERING & CONSTRUCTION — 2.60%
DMCI Holdings Inc.	7,940,000	10,603,573
EEI Corp.	4,301,929	1,557,121

		12,160,694
ENTERTAINMENT — 0.36%
PhilWeb Corp.	4,552,228	1,701,566

		1,701,566
FOOD — 6.18%
D&L Industries Inc.[a]	12,780,900	2,509,616
RFM Corp.	9,626,506	1,320,883
San Miguel Pure Foods Co. Inc.	331,820	2,232,544
Universal Robina Corp.	7,705,360	22,877,281

		28,940,324
HOLDING COMPANIES — DIVERSIFIED — 15.20%
Aboitiz Equity Ventures Inc.	17,196,410	21,968,444
Alliance Global Group Inc.	20,432,239	11,600,987

Security	Shares	Value

Ayala Corp.	1,765,028	$26,306,308
GT Capital Holdings Inc.	284,860	5,054,294
San Miguel Corp.	2,848,173	6,199,005

		71,129,038
MEDIA — 0.57%
Lopez Holdings Corp.	18,468,150	2,647,669

		2,647,669
MINING — 1.50%
Atlas Consolidated Mining & Development Corp.	8,292,931	3,594,192
Lepanto Consolidated Mining Co. Class Ba	62,860,579	1,100,469
Nickel Asia Corp.	4,855,700	2,320,443

		7,015,104
OIL & GAS — 0.33%
Philex Petroleum Corp.[a]	3,403,000	1,550,551

		1,550,551
REAL ESTATE — 20.06%
Ayala Land Inc.	54,348,840	43,394,212
Belle Corp.[a]	41,465,267	6,464,540
Filinvest Land Inc.	97,286,590	4,833,259
Global-Estate Resorts Inc.[a]	21,163,677	1,071,452
SM Development Corp.	17,710,785	3,310,036
SM Prime Holdings Inc.	64,101,881	29,571,485
Vista Land & Lifescapes Inc.	33,741,800	5,228,502

		93,873,486
RETAIL — 15.27%
Jollibee Foods Corp.	4,173,653	13,408,613
Puregold Price Club Inc.	2,854,262	2,329,597
SM Investments Corp.	2,104,607	55,714,579

		71,452,789
TELECOMMUNICATIONS — 9.31%
Globe Telecom Inc.	329,175	12,070,529
Philippine Long Distance Telephone Co.	429,622	31,487,318

		43,557,847
WATER — 4.60%
Manila Water Co. Inc.	7,304,629	7,007,398
Metro Pacific Investments Corp.	97,557,600	14,517,088

		21,524,486

TOTAL COMMON STOCKS
(Cost: $432,583,566)		485,145,954

51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI PHILIPPINES ETF

May 31, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.14%

MONEY MARKET FUNDS — 0.14%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	671,953	$671,953

		671,953

TOTAL SHORT-TERM INVESTMENTS
(Cost: $671,953)		671,953

TOTAL INVESTMENTS IN SECURITIES — 103.82%
(Cost: $433,255,519)		485,817,907
Other Assets, Less Liabilities — (3.82)%		(17,878,389)

NET ASSETS — 100.00%		$467,939,518

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

52

Schedule of Investments  (Unaudited)

iSHARES® MSCI POLAND CAPPED ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.87%

AGRICULTURE — 1.66%
Kernel Holding SAa	155,672	$2,706,560

		2,706,560
BANKS — 31.75%
Bank Handlowy w Warszawie SA	98,332	2,959,089
Bank Millennium SAa	1,405,684	2,192,756
Bank Pekao SA	268,034	13,497,297
Bank Zachodni WBK SA	64,597	5,713,345
BRE Bank SA	41,114	4,905,984
Getin Noble Bank SAa,b	4,524,177	2,617,389
Powszechna Kasa Oszczednosci Bank Polski SA	1,879,288	19,814,934

		51,700,794
BIOTECHNOLOGY — 0.13%
Bioton SAa,b	16,785,584	203,372

		203,372
BUILDING MATERIALS — 0.71%
Rovese SAa	2,491,972	1,154,861

		1,154,861
CHEMICALS — 4.80%
Boryszew SAa,b	6,388,164	773,983
Ciech SAa	155,306	1,232,494
Grupa Azoty SA	133,224	3,035,366
Synthos SA	1,573,678	2,559,678
Zaklady Chemiczne Police SA	23,124	210,126

		7,811,647
COAL — 3.91%
Jastrzebska Spolka Weglowa SA	105,286	2,558,602
Lubelski Wegiel Bogdanka SA	97,722	3,812,444

		6,371,046
COMPUTERS — 1.67%
Asseco Poland SA	211,548	2,722,644

		2,722,644
DIVERSIFIED FINANCIAL SERVICES — 2.23%
Alior Bank SAa	88,560	2,247,900
Warsaw Stock Exchange SAb	110,532	1,384,391

		3,632,291
ELECTRIC — 8.42%
ENEA SA	386,374	1,733,238
Polska Grupa Energetyczna SA	1,390,678	7,624,308
Tauron Polska Energia SA	2,976,312	3,912,582

Security	Shares	Value

Zespol Elektrowni Patnow Adamow Konin SAa	49,938	$431,094

		13,701,222
ENGINEERING & CONSTRUCTION — 0.83%
Budimex SA	51,118	1,354,806

		1,354,806
FOOD — 2.46%
Eurocash SA	201,788	4,011,984

		4,011,984
HOLDING COMPANIES — DIVERSIFIED — 0.74%
Getin Holding SA	1,444,602	1,198,931

		1,198,931
INSURANCE — 10.05%
Powszechny Zaklad Ubezpieczen SA	117,486	16,369,644

		16,369,644
IRON & STEEL — 0.09%
Alchemia SAa	126,616	147,654

		147,654
MACHINERY — 0.05%
Rafako SAa	51,553	76,515

		76,515
MANUFACTURING — 0.35%
Kopex SAa	182,146	571,025

		571,025
MEDIA — 3.09%
Cyfrowy Polsat SAa	570,960	3,137,172
TVN SA	604,998	1,896,660

		5,033,832
METAL FABRICATE & HARDWARE — 0.40%
Impexmetal SAa	858,227	644,687

		644,687
MINING — 8.06%
KGHM Polska Miedz SA	292,312	13,130,555

		13,130,555
OIL & GAS — 12.12%
Grupa Lotos SAa	200,934	2,615,255
Polski Koncern Naftowy Orlen SAa	626,104	10,051,193
Polskie Gornictwo Naftowe i Gazownictwo SAa	3,785,660	7,074,929

		19,741,377

53

Schedule of Investments  (Unaudited) (Countinued)

iSHARES® MSCI POLAND CAPPED ETF

May 31, 2013

Security	Shares	Value

REAL ESTATE — 1.88%
Globe Trade Centre SAa,b	808,738	$2,082,198
LC Corp. SAa	1,964,688	827,187
Polski Holding Nieruchomosci SA	18,693	151,177

		3,060,562
TELECOMMUNICATIONS — 4.47%
Midas SAa,b	3,440,034	854,421
Netia SAa,b	1,061,644	1,456,707
Telekomunikacja Polska SA	2,011,292	4,959,008

		7,270,136

TOTAL COMMON STOCKS
(Cost: $195,043,549)		162,616,145

RIGHTS — 0.01%

ENGINEERING & CONSTRUCTION — 0.01%
Polimex-Mostostal SAa,b	1,272,872	14,265

		14,265

TOTAL RIGHTS
(Cost: $0)		14,265

SHORT-TERM INVESTMENTS — 1.17%

MONEY MARKET FUNDS — 1.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	1,734,926	1,734,926
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	126,559	126,559
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	38,852	38,852

		1,900,337

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,900,337)		1,900,337

TOTAL INVESTMENTS IN SECURITIES — 101.05%
(Cost: $196,943,886)		164,530,747
Other Assets, Less Liabilities — (1.05)%		(1,713,008)

NET ASSETS — 100.00%		$162,817,739

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

54

Schedule of Investments  (Unaudited)

iSHARES® MSCI SINGAPORE SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.64%

AGRICULTURE — 4.19%
First Resources Ltd.[a]	312,000	$468,746
GMG Global Ltd.	2,600,000	236,429
Indofood Agri Resources Ltd.[a]	408,000	324,232

		1,029,407
AIRLINES — 0.33%
Tiger Airways Holdings Ltd.[a,b]	160,800	81,376

		81,376
BUILDING MATERIALS — 0.09%
Hong Leong Asia Ltd.	16,000	21,508

		21,508
COAL — 0.22%
Geo Energy Resources Ltd.	160,000	53,770

		53,770
COMMERCIAL SERVICES — 3.29%
CWT Ltd.[a]	16,000	21,508
Ezion Holdings Ltd.	408,000	735,571
Raffles Education Corp. Ltd.[b]	200,000	51,398

		808,477
COMPUTERS — 0.51%
CSE Global Ltd.[a]	184,000	125,126

		125,126
DISTRIBUTION & WHOLESALE — 0.27%
Tat Hong Holdings Ltd.[a]	56,000	65,979

		65,979
DIVERSIFIED FINANCIAL SERVICES — 2.22%
ARA Asset Management Ltd.[a]	305,500	471,059
Asiasons Capital Ltd.[a,b]	96,000	74,013

		545,072
ELECTRONICS — 3.96%
Venture Corp. Ltd.[a]	168,000	972,411

		972,411
ENGINEERING & CONSTRUCTION — 5.29%
Civmec Ltd.	8,000	5,852
Rotary Engineering Ltd.	24,000	9,299
SATS Ltd.	448,000	1,154,849
United Engineers Ltd.[a]	56,000	127,529

		1,297,529

Security	Shares	Value

ENVIRONMENTAL CONTROL — 2.07%
Hyflux Ltd.[a]	400,000	$423,833
Sound Global Ltd.[a,b]	168,000	83,691

		507,524
FOOD — 2.02%
China Minzhong Food Corp. Ltd.[a,b]	168,000	136,828
Super Group Ltd.[a]	96,000	358,297

		495,125
HEALTH CARE — PRODUCTS — 1.20%
Biosensors International Group Ltd.[a,b]	312,000	294,817

		294,817
HEALTH CARE - SERVICES — 1.45%
Raffles Medical Group Ltd.[a]	136,000	355,956

		355,956
HOLDING COMPANIES — DIVERSIFIED — 0.94%
Boustead Singapore Ltd.[a]	72,000	77,144
K-Green Trust	152,000	128,605
Tuan Sing Holdings Ltd.[a]	88,000	25,050

		230,799
HOME BUILDERS — 0.46%
Ying Li International Real Estate Ltd.[a,b]	296,000	112,347

		112,347
HOUSEHOLD PRODUCTS & WARES — 1.20%
OSIM International Ltd.[a]	184,000	293,900

		293,900
LODGING — 2.57%
GuocoLeisure Ltd.	104,000	66,200
Overseas Union Enterprise Ltd.[a]	208,000	493,417
Stamford Land Corp. Ltd.[a]	144,000	70,597

		630,214
MANUFACTURING — 0.09%
Hi-P International Ltd.	32,000	21,381

		21,381
METAL FABRICATE & HARDWARE — 0.03%
Dyna-Mac Holdings Ltd.	24,000	8,160

		8,160
MINING — 2.55%
LionGold Corp. Ltd.[a,b]	376,000	343,399
Midas Holdings Ltd.[a]	720,000	281,817

		625,216

55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

OIL & GAS SERVICES — 0.29%
Swiber Holdings Ltd.[a]	120,000	$72,115

		72,115
REAL ESTATE — 8.57%
Ascendas India Trust	192,000	115,384
Blumont Group Ltd.[b]	424,000	355,387
Chip Eng Seng Corp. Ltd.[a]	160,000	95,521
Ho Bee Investment Ltd.	8,000	12,715
Hong Fok Corp. Ltd.	16,000	9,046
Orchard Parade Holdings Ltd.	32,000	54,402
Perennial China Retail Trust[a]	624,000	288,649
Wing Tai Holdings Ltd.	304,800	510,952
Yanlord Land Group Ltd.	384,000	432,689
Yoma Strategic Holdings Ltd.[a]	344,000	229,850

		2,104,595
REAL ESTATE INVESTMENT TRUSTS — 40.29%
AIMS AMP Capital Industrial REIT	48,000	62,436
Ascendas Hospitality Trust[a]	56,000	39,632
Ascott Residence Trust	328,000	348,840
Cache Logistics Trust	328,000	334,575
Cambridge Industrial Trust	776,000	466,343
CapitaRetail China Trust	152,000	188,100
CDL Hospitality Trusts	464,000	675,096
Far East Hospitality Trust	272,000	220,456
First REIT	48,000	49,152
Frasers Centrepoint Trust	360,000	577,867
Frasers Commercial Trust	192,000	216,344
Keppel REIT Management Ltd.[a]	664,000	745,566
Lippo Malls Indonesia Retail Trust	1,264,000	514,735
Mapletree Commercial Trust	752,000	793,832
Mapletree Industrial Trust[a]	824,000	908,931
Mapletree Logistics Trust	960,000	918,515
Parkway Life REIT	192,000	378,033
Sabana Shari’ah Compliant Industrial REIT	104,000	100,328
Starhill Global REIT	672,000	462,294
Suntec REIT	1,384,000	1,887,795

		9,888,870
RETAIL — 0.27%
Courts Asia Ltd.[b]	24,000	20,496
Sheng Siong Group Ltd.[a]	88,000	46,273

		66,769
SHIPBUILDING — 2.29%
COSCO Corp. (Singapore) Ltd.[a]	352,000	221,279
STX OSV Holdings Ltd.	384,000	340,078

		561,357
TELECOMMUNICATIONS — 3.05%
Innopac Holdings Ltd.	352,000	53,163
M1 Ltd.[a]	280,000	695,212

		748,375

Security	Shares	Value

TRANSPORTATION — 9.93%
Ezra Holdings Ltd.[a,b]	496,000	$382,398
Neptune Orient Lines Ltd.[a,b]	440,000	384,454
Singapore Post Ltd.	1,088,000	1,127,016
SMRT Corp. Ltd.[a]	480,000	542,759

		2,436,627

TOTAL COMMON STOCKS
(Cost: $24,486,712)		24,454,802

SHORT-TERM INVESTMENTS — 22.69%

MONEY MARKET FUNDS — 22.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	5,142,298	5,142,298
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	375,120	375,120
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	50,802	50,802

		5,568,220

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,568,220)		5,568,220

TOTAL INVESTMENTS IN SECURITIES — 122.33%
(Cost: $30,054,932)		30,023,022
Other Assets, Less Liabilities — (22.33)%		(5,480,436)

NET ASSETS — 100.00%		$24,542,586

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

56

Schedule of Investments  (Unaudited)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.78%

AEROSPACE & DEFENSE — 1.34%
BBA Aviation PLC	6,735	$28,631
Chemring Group PLC	2,898	12,408
Ultra Electronics Holdings PLC	1,014	27,026

		68,065
AGRICULTURE — 0.38%
Genus PLC	891	19,277

		19,277
BANKS — 0.26%
Bank of Georgia Holdings PLC	474	13,302

		13,302
BEVERAGES — 0.94%
Britvic PLC	3,564	28,638
Marston’s PLC	8,658	18,771

		47,409
BIOTECHNOLOGY — 0.33%
Abcam PLC	2,409	16,490

		16,490
CHEMICALS — 2.55%
AZ Electronic Materials SA	5,322	25,828
Elementis PLC	6,648	23,706
Filtrona PLC	3,450	36,483
Synthomer PLC	4,101	12,715
Victrex PLC	1,176	30,345

		129,077
COAL — 0.06%
Bumi PLC[a,b]	1,095	3,229

		3,229
COMMERCIAL SERVICES — 7.83%
Ashtead Group PLC	7,425	71,032
Berendsen PLC	2,562	29,656
Cape PLC	1,905	7,690
Chime Communications PLC	906	3,667
De La Rue PLC	1,440	20,849
Dignity PLC	825	16,923
Hays PLC	20,562	29,272
Homeserve PLC	4,374	17,553
Interserve PLC	1,776	13,151
ITE Group PLC	3,528	15,704
Mears Group PLC	1,200	6,727
Michael Page International PLC	4,080	23,802
Northgate PLC	1,878	9,702
QinetiQ Group PLC	9,873	27,737

Security	Shares	Value

Rentokil Initial PLC	26,418	$36,408
RPS Group PLC	3,072	9,781
Savills PLC	1,776	15,981
Speedy Hire PLC	7,263	6,304
SThree PLC	1,371	7,332
W.S. Atkins PLC	1,500	20,024
Xchanging PLC	3,525	7,228

		396,523
COMPUTERS — 0.84%
Anite PLC	4,371	8,529
Computacenter PLC	1,302	9,134
Domino Printing Sciences PLC	1,674	17,258
SDL PLC	1,266	7,345

		42,266
COSMETICS & PERSONAL CARE — 0.45%
PZ Cussons PLC	4,053	22,963

		22,963
DISTRIBUTION & WHOLESALE — 2.82%
DCC PLC	1,227	46,506
Diploma PLC	1,599	12,897
Inchcape PLC	6,558	54,585
John Menzies PLC	585	6,448
SIG PLC	8,337	22,322

		142,758
DIVERSIFIED FINANCIAL SERVICES — 8.03%
Ashmore Group PLC	5,196	31,369
Brewin Dolphin Holdings PLC	3,696	13,712
Close Brothers Group PLC	2,145	32,260
F&C Asset Management PLC	6,750	9,860
Henderson Group PLC	14,754	37,624
IG Group Holdings PLC	5,430	47,666
Intermediate Capital Group PLC	5,976	42,402
International Personal Finance PLC	3,687	29,039
Jupiter Fund Management PLC	4,098	20,254
Man Group PLC	25,479	44,616
Paragon Group of Companies PLC	4,449	20,296
Provident Financial PLC	2,025	47,279
Rathbone Brothers PLC	672	15,792
Tullett Prebon PLC	3,234	14,420

		406,589
ELECTRIC — 0.09%
XP Power Ltd.[c]	246	4,587

		4,587
ELECTRONICS — 4.85%
Dialight PLC	468	9,181
Electrocomponents PLC	6,426	26,237
Halma PLC	5,604	43,926
Oxford Instruments PLC	789	20,132
Premier Farnell PLC	5,580	18,028
Renishaw PLC	486	12,894
Rotork PLC	1,266	54,894

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

Spectris PLC	1,725	$54,581
TT electronics PLC	2,079	5,453

		245,326
ENGINEERING & CONSTRUCTION — 1.79%
Balfour Beatty PLC	10,158	35,899
Carillion PLC	6,357	24,760
Costain Group PLC	543	2,103
Keller Group PLC	858	12,332
Kier Group PLC	594	11,158
Morgan Sindall Group PLC	519	4,469

		90,721
ENTERTAINMENT — 1.75%
888 Holdings PLC	1,896	4,467
Betfair Group PLC	1,008	12,348
bwin.party digital entertainment PLC	9,696	18,890
Cineworld Group PLC	2,211	10,852
Ladbrokes PLC	13,467	42,223

		88,780
ENVIRONMENTAL CONTROL — 0.15%
Shanks Group PLC	5,601	7,345

		7,345
FOOD — 2.30%
Booker Group PLC	21,633	41,424
Dairy Crest Group PLC	2,019	14,886
Devro PLC	2,325	11,456
Greencore Group PLC	5,841	11,512
Greggs PLC	1,518	9,371
Ocado Group PLC[a]	5,970	24,601
Premier Foods PLC[a]	2,865	3,127

		116,377
FOREST PRODUCTS & PAPER — 2.41%
DS Smith PLC	13,767	50,615
Mondi PLC	5,385	71,151

		121,766
HEALTH CARE — PRODUCTS — 0.06%
Advanced Medical Solutions Group PLC	2,835	3,234

		3,234
HEALTH CARE — SERVICES — 0.27%
Synergy Health PLC	852	13,821

		13,821
HOLDING COMPANIES — DIVERSIFIED — 1.43%
Drax Group PLC	5,865	50,906
Mitie Group PLC	5,397	21,266

		72,172

Security	Shares	Value

HOME BUILDERS — 5.89%
Barratt Developments PLC[a]	14,427	$69,949
Bellway PLC	1,779	34,443
Berkeley Group Holdings PLC (The)	1,824	58,543
Bovis Homes Group PLC	1,992	22,696
Crest Nicholson Holdings PLC[a]	2,391	12,706
Galliford Try PLC	1,155	16,740
Redrow PLC[a]	3,321	11,283
Taylor Wimpey PLC	47,640	71,613

		297,973
HOME FURNISHINGS — 0.97%
Howden Joinery Group PLC	9,387	33,330
Pace PLC	4,131	15,783

		49,113
INSURANCE — 5.65%
Amlin PLC	7,344	46,463
Beazley PLC	7,740	27,717
Catlin Group Ltd.	5,421	41,340
Chesnara PLC	1,617	6,282
Hiscox Ltd.	5,127	43,102
Jardine Lloyd Thompson Group PLC	1,956	26,334
Lancashire Holdings Ltd.	2,400	28,945
Phoenix Group Holdings	2,322	22,777
St James’s Place PLC	4,836	43,075

		286,035
INTERNET — 2.85%
ASOS PLC[a]	1,032	61,286
Blinkx PLC[a]	4,473	8,986
Moneysupermarket.com Group PLC	3,930	12,393
Monitise PLC[a]	18,579	11,971
Quindell Portfolio PLC[a]	34,605	4,690
Rightmove PLC	1,449	44,947

		144,273
IRON & STEEL — 0.37%
Evraz PLC	4,452	9,132
Ferrexpo PLC	2,286	5,892
London Mining PLC[a]	2,040	3,503

		18,527
LEISURE TIME — 0.57%
Thomas Cook Group PLC[a]	13,398	29,007

		29,007
LODGING — 0.36%
Millennium & Copthorne Hotels PLC	2,160	18,339

		18,339
MACHINERY — 0.99%
Spirax-Sarco Engineering PLC	1,161	49,901

		49,901

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

MANUFACTURING — 2.23%
Alent PLC	3,990	$22,418
Fenner PLC	2,865	14,986
Hill & Smith Holdings PLC	1,188	7,817
Morgan Crucible Co. PLC (The)	4,152	18,444
Senior PLC	6,066	25,236
Vesuvius PLC	4,173	24,079

		112,980
MEDIA — 3.26%
Daily Mail & General Trust PLC Class A NVS	4,239	49,165
Informa PLC	8,952	68,946
Trinity Mirror PLC[a]	3,792	7,014
UBM PLC	3,609	39,861

		164,986
METAL FABRICATE & HARDWARE — 0.47%
Bodycote PLC	2,847	23,740

		23,740
MINING — 2.35%
African Barrick Gold PLC	2,274	4,733
African Minerals Ltd.[a,c]	3,780	14,614
Anglo Pacific Group PLC	1,383	5,153
Centamin PLC[a]	15,282	8,906
Gem Diamonds Ltd.[a]	1,560	3,311
Highland Gold Mining Ltd.	3,435	4,505
Hochschild Mining PLC	2,655	10,208
Kazakhmys PLC	3,162	15,700
Lonmin PLC[a]	6,723	30,069
Pan African Resources PLC[a]	21,423	4,872
Petra Diamonds Ltd.[a]	5,898	10,337
Sirius Minerals PLC[a]	17,175	6,705

		119,113
OIL & GAS — 5.50%
Afren PLC[a]	16,029	31,884
Amerisur Resources PLC[a]	11,550	8,055
Bowleven PLC[a]	4,635	4,901
Cairn Energy PLC[a]	8,448	34,979
EnQuest PLC[a]	10,563	20,595
Essar Energy PLC[a]	4,839	10,807
Faroe Petroleum PLC[a]	2,394	4,029
Gulf Keystone Petroleum Ltd.[a,c]	12,402	29,849
Heritage Oil PLC[a]	2,604	5,602
Iofina PLC	1,389	5,202
Ophir Energy PLC[a]	6,498	38,924
Premier Oil PLC	7,767	42,380
Rockhopper Exploration PLC[a]	4,167	8,355
Salamander Energy PLC[a]	3,789	9,995
SOCO International PLC[a]	2,958	17,315
Xcite Energy Ltd.[a]	3,621	5,805

		278,677
OIL & GAS SERVICES — 1.95%
Hunting PLC	1,905	25,098
John Wood Group PLC	5,178	66,846

Security	Shares	Value

Kentz Corp. Ltd.	1,125	$6,800

		98,744
PACKAGING & CONTAINERS — 0.29%
RPC Group PLC	2,397	14,584

		14,584
PHARMACEUTICALS — 1.63%
BTG PLC[a]	5,277	28,762
Hikma Pharmaceuticals PLC	2,019	29,692
United Drug PLC	3,621	17,990
Vectura Group PLC[a]	4,659	6,145

		82,589
REAL ESTATE — 2.54%
Capital & Counties Properties PLC	9,465	46,967
Grainger PLC	6,312	14,785
Helical Bar PLC	1,410	5,665
Quintain Estates and Development PLC[a]	7,320	8,323
Redefine International PLC	4,869	3,193
Regus PLC	9,699	24,675
St. Modwen Properties PLC	2,670	11,658
UNITE Group PLC	2,439	13,356

		128,622
REAL ESTATE INVESTMENT TRUSTS — 3.53%
Big Yellow Group PLC	1,848	11,588
Derwent London PLC	1,335	48,333
Great Portland Estates PLC	5,016	42,130
Hansteen Holdings PLC	9,543	12,790
LondonMetric Property PLC	8,022	13,938
Primary Health Properties PLC	1,020	4,979
Shaftesbury PLC	3,735	34,854
Workspace Group PLC	1,647	10,048

		178,660
RETAIL — 7.25%
Darty PLC	7,641	8,254
Debenhams PLC	18,186	25,931
Dixons Retail PLC[a]	53,259	33,526
Domino’s Pizza Group PLC	2,034	21,818
Dunelm Group PLC	1,344	18,267
Enterprise Inns PLC[a]	7,116	12,202
Greene King PLC	3,243	37,564
Halfords Group PLC	2,883	14,380
Home Retail Group PLC	11,988	28,408
JD Wetherspoon PLC	1,413	14,107
Lookers PLC	4,179	6,573
Majestic Wine PLC	894	6,137
Mitchells & Butlers PLC[a]	3,045	17,543
Mothercare PLC[a]	1,062	5,631
Mulberry Group PLC	399	6,678
N Brown Group PLC	2,208	15,348
Pendragon PLC	21,537	8,326
Restaurant Group PLC (The)	2,985	23,465
Spirit Pub Co. PLC	9,282	9,429
Sports Direct International PLC[a]	3,501	27,150
SuperGroup PLC[a]	453	5,302

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

WH Smith PLC	1,854	$21,264

		367,303
SEMICONDUCTORS — 0.86%
CSR PLC	2,274	19,031
Imagination Technologies Group PLC[a]	3,120	16,622
IQE PLC[a]	9,744	3,250
Nanoco Group PLC[a]	1,989	4,516

		43,419
SOFTWARE — 2.17%
AVEVA Group PLC	990	36,293
Fidessa Group PLC	528	15,618
Innovation Group PLC[a]	12,366	5,156
Kofax PLC[a]	1,125	5,628
Micro Focus International PLC	2,226	23,151
Playtech Ltd.	2,364	23,977

		109,823
TELECOMMUNICATIONS — 3.25%
Avanti Communications Group PLC[a]	1,287	5,230
Cable & Wireless Communications PLC	37,065	24,433
COLT Group SAa	5,196	8,547
Kcom Group PLC	7,293	9,271
Laird PLC	4,065	12,979
Spirent Communications PLC	9,522	19,359
TalkTalk Telecom Group PLC	7,401	25,639
Telecity Group PLC	2,991	44,009
Telecom plus PLC	762	15,308

		164,775
TRANSPORTATION — 1.81%
Clarkson PLC	201	5,229
FirstGroup PLC	7,254	13,736
Go-Ahead Group PLC (The)	546	12,723
Hargreaves Services PLC	423	5,746
National Express Group PLC	6,456	19,664
Stagecoach Group PLC	6,480	29,061
Stobart Group Ltd.	4,179	5,639

		91,798
WATER — 1.11%
Pennon Group PLC	5,424	56,206

		56,206

TOTAL COMMON STOCKS
(Cost: $4,597,875)		5,001,264

Security	Shares	Value

RIGHTS — 0.00%

REAL ESTATE INVESTMENT TRUSTS — 0.00%
Primary Health Properties PLC	102	$11

		11

TOTAL RIGHTS
(Cost: $0)		11

SHORT-TERM INVESTMENTS — 0.67%

MONEY MARKET FUNDS — 0.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	30,855	30,855
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[d,e,f]	2,251	2,251
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	871	871

		33,977

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,977)		33,977

TOTAL INVESTMENTS IN SECURITIES — 99.45%
(Cost: $4,631,852)		5,035,252
Other Assets, Less Liabilities — 0.55%		27,975

NET ASSETS — 100.00%		$5,063,227

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

60

Notes to Schedules of Investments  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI ETF	Former Name [a]
All Peru Capped	iShares MSCI All Peru Capped Index Fund
Australia Small-Cap	iShares MSCI Australia Small Cap Index Fund
Brazil Small-Cap	iShares MSCI Brazil Small Cap Index Fund
Canada Small-Cap	iShares MSCI Canada Small Cap Index Fund
China	iShares MSCI China Index Fund
China Small-Cap	iShares MSCI China Small Cap Index Fund
Denmark Capped	iShares MSCI Denmark Capped Investment Market Index Fund
Emerging Markets Latin America	iShares MSCI Emerging Markets Latin America Index Fund
Finland Capped	iShares MSCI Finland Capped Investable Market Index Fund
Germany Small-Cap	iShares MSCI Germany Small Cap Index Fund
Hong Kong Small-Cap	iShares MSCI Hong Kong Small Cap Index Fund
India	iShares MSCI India Index Fund
India Small-Cap	iShares MSCI India Small Cap Index Fund
Indonesia	iShares MSCI Indonesia Investable Market Index Fund
Ireland Capped	iShares MSCI Ireland Capped Investable Market Index Fund
New Zealand Capped	iShares MSCI New Zealand Investable Market Index Fund
Norway Capped	iShares MSCI Norway Capped Investable Market Index Fund
Philippines	iShares MSCI Philippines Investable Market Index Fund
Poland Capped	iShares MSCI Poland Capped Investable Market Index Fund
Singapore Small-Cap	iShares MSCI Singapore Small Cap Index Fund
United Kingdom Small-Cap	iShares MSCI United Kingdom Small Cap Index Fund

[a]	The Funds changed their names effective July 1, 2013.

Each of the iShares MSCI India ETF and iShares MSCI India Small-Cap ETF carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in each Fund’s underlying index. The accompanying schedules of investments are consolidated and include the securities held by each Fund’s Subsidiary.

61

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

62

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of May 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares MSCI ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
All Peru Capped
Assets:
Common Stocks	$267,966,201	$—	$—		$267,966,201
Money Market Funds	1,385,517	—	—		1,385,517

	$269,351,718	$—	$—		$269,351,718

Australia Small-Cap
Assets:
Common Stocks	$1,061,762	$1,538	$0	[a]	$1,063,300
Preferred Stocks	2,863	—	0	[a]	2,863
Money Market Funds	38,647	—	—		38,647

	$1,103,272	$1,538	$0	[a]	$1,104,810

Brazil Small-Cap
Assets:
Common Stocks	$47,052,767	$—	$—		$47,052,767
Preferred Stocks	6,822,175	—	—		6,822,175
Money Market Funds	12,086	—	—		12,086

	$53,887,028	$—	$—		$53,887,028

Canada Small-Cap
Assets:
Common Stocks	$2,210,935	$5	$—		$2,210,940
Money Market Funds	73,747	—	—		73,747

	$2,284,682	$5	$—		$2,284,687

China
Assets:
Common Stocks	$1,239,727,833	$—	$—		$1,239,727,833
Rights	—	265,904	—		265,904
Money Market Funds	68,462,401	—	—		68,462,401

	$1,308,190,234	$265,904	$—		$1,308,456,138

63

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
China Small-Cap
Assets:
Common Stocks	$35,714,550	$60,853	$299,130		$36,074,533
Money Market Funds	11,284,359	—	—		11,284,359

	$46,998,909	$60,853	$299,130		$47,358,892

Denmark Capped
Assets:
Common Stocks	$3,587,951	$—	$—		$3,587,951
Money Market Funds	252,989	—	—		252,989

	$3,840,940	$—	$—		$3,840,940

Emerging Markets Latin America
Assets:
Common Stocks	$10,081,330	$—	$—		$10,081,330
Preferred Stocks	4,183,111	—	—		4,183,111
Rights	2,081	—	—		2,081
Money Market Funds	18,194	—	—		18,194

	$14,284,716	$—	$—		$14,284,716

Finland Capped
Assets:
Common Stocks	$4,156,510	$—	$—		$4,156,510
Money Market Funds	315,407	—	—		315,407

	$4,471,917	$—	$—		$4,471,917

Germany Small-Cap
Assets:
Common Stocks	$9,854,088	$—	$—		$9,854,088
Preferred Stocks	373,970	—	—		373,970
Money Market Funds	572,146	—	—		572,146

	$10,800,204	$—	$—		$10,800,204

Hong Kong Small-Cap
Assets:
Common Stocks	$5,912,366	$—	$—		$5,912,366
Money Market Funds	1,401,670	—	—		1,401,670

	$7,314,036	$—	$—		$7,314,036

India
Assets:
Common Stocks	$159,410,188	$—	$—		$159,410,188

India Small-Cap
Assets:
Common Stocks	$3,169,009	$122,434	$—		$3,291,443

Indonesia
Assets:
Common Stocks	$555,008,096	$—	$0	[a]	$555,008,096
Money Market Funds	144,402	—	—		144,402

	$555,152,498	$—	$0	[a]	$555,152,498

Ireland Capped
Assets:
Common Stocks	$56,383,575	$—	$—		$56,383,575
Money Market Funds	9,836	—	—		9,836

	$56,393,411	$—	$—		$56,393,411

64

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
New Zealand Capped
Assets:
Common Stocks	$187,372,235	$—	$—	$187,372,235
Money Market Funds	2,732,120	—	—	2,732,120

	$190,104,355	$—	$—	$190,104,355

Norway Capped
Assets:
Common Stocks	$11,856,652	$2,933	$—	$11,859,585
Money Market Funds	324,993	—	—	324,993

	$12,181,645	$2,933	$—	$12,184,578

Philippines
Assets:
Common Stocks	$396,549,854	$88,596,100	$—	$485,145,954
Money Market Funds	671,953	—	—	671,953

	$397,221,807	$88,596,100	$—	$485,817,907

Poland Capped
Assets:
Common Stocks	$162,616,145	$—	$—	$162,616,145
Rights	—	14,265	—	14,265
Money Market Funds	1,900,337	—	—	1,900,337

	$164,516,482	$14,265	$—	$164,530,747

Singapore Small-Cap
Assets:
Common Stocks	$24,454,802	$—	$—	$24,454,802
Money Market Funds	5,568,220	—	—	5,568,220

	$30,023,022	$—	$—	$30,023,022

United Kingdom Small-Cap
Assets:
Common Stocks	$4,998,035	$—	$3,229	$5,001,264
Rights	—	11	—	11
Money Market Funds	33,977	—	—	33,977

	$5,032,012	$11	$3,229	$5,035,252

a Rounds to less than $1.

As a result of a temporary suspension of trading due to a pending corporate action, the following Funds had transfers from Level 1 to Level 2 during the period ended May 31, 2013.

iShares MSCI ETF	Amount of Transfer
India Small-Cap	$122,434
Philippines	88,596,100

As a result of the resumption of trading after a temporary suspension, the following Funds had transfers from Level 2 to Level 1 during the period ended May 31, 2013.

iShares MSCI ETF	Amount of Transfer
New Zealand Capped	$2,914,632
Singapore Small-Cap	251,440

The following table includes a rollforward for the period ended May 31, 2013 of investments whose values are classified as Level 3 as of the beginning or end of the period.

65

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI China Small-Cap ETF	Common Stocks
Balance at beginning of period	$183,765
Realized gain (loss) and change in unrealized appreciation/depreciation	(152,621)
Purchases	115,691
Sales	(31,815)
Transfers ina	184,110 [b]
Transfers out	—

Balance at end of period	$299,130

Net change in unrealized appreciation/ depreciation on investments still held at end of period	$(105,089)

[a]	Represents the value as of the beginning of the reporting period.
[b]	Transfers in to Level 3 are due to the suspension of trading of equity securities.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
All Peru Capped	$388,639,710	$4,461,491	$(123,749,483)	$(119,287,992)
Australia Small-Cap	1,251,014	139,345	(285,549)	(146,204)
Brazil Small-Cap	57,079,100	5,703,166	(8,895,238)	(3,192,072)
Canada Small-Cap	2,607,886	194,230	(517,429)	(323,199)
China	1,329,372,788	60,356,734	(81,273,384)	(20,916,650)
China Small-Cap	47,982,369	4,734,900	(5,358,377)	(623,477)
Denmark Capped	3,614,141	332,425	(105,626)	226,799
Emerging Markets Latin America	15,481,871	400,588	(1,597,743)	(1,197,155)
Finland Capped	4,483,560	277,470	(289,113)	(11,643)
Germany Small-Cap	9,589,556	1,369,861	(159,213)	1,210,648
Hong Kong Small-Cap	6,948,433	626,037	(260,434)	365,603
India	155,837,018	7,198,122	(3,624,952)	3,573,170
India Small-Cap	3,637,991	325,894	(672,442)	(346,548)
Indonesia	529,174,256	74,140,665	(48,162,423)	25,978,242
Ireland Capped	47,130,256	9,611,692	(348,537)	9,263,155
New Zealand Capped	178,264,709	16,608,260	(4,768,614)	11,839,646
Norway Capped	11,956,402	778,865	(550,689)	228,176

66

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Philippines	434,219,313	59,094,797	(7,496,203)	51,598,594
Poland Capped	200,455,972	5,328,820	(41,254,045)	(35,925,225)
Singapore Small-Cap	30,392,697	571,687	(941,362)	(369,675)
United Kingdom Small-Cap	4,651,200	531,274	(147,222)	384,052

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. The scope of the disclosure requirements for offsetting will be limited to derivative instruments and securities lending transactions. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”).

3.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of May 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

67

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this
Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date: July 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date: July 29, 2013

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: July 29, 2013